As filed with the Securities and Exchange Commission on December 13, 2002

                                                              File Nos. 33-11716
                                                                        811-5018

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 31

      SMITH BARNEY INVESTMENT SERIES* (Formerly, Concert Investment Series)
               (Exact Name of Registrant as Specified in Charter)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)

                                  800-451-2010
              (Registrant's Telephone Number, Including Area Code)

                                ROBERT I. FRENKEL
                         SMITH BARNEY INVESTMENT SERIES
                       300 FIRST STAMFORD PLACE, 4TH FLOOR
                           STAMFORD, CONNECTICUT 06902
                     (Name and Address of Agent for Service)

                                    COPY TO:
                                 ROGER P. JOSEPH
                    BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective on February 28, 2003 pursuant to paragraph (a)(i) of Rule 485.

------------------------------------------------------------------------------
* This filing relates solely to shares of the Company's series Smith Barney International Aggressive Growth Fund, Smith Barney Growth and Income Fund, and Smith Barney Large Cap Core Fund.

                                  PROSPECTUS




                              SMITH BARNEY LARGE
                                 CAP CORE FUND


      Class A, B, L, Y and 1 Shares

      February 28, 2003




      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed. /SM/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

Smith Barney Large Cap Core Fund

  Contents
               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  8

               Choosing a class of shares to buy............  9

               Comparing the fund's classes................. 11

               Sales charges................................ 12

               More about deferred sales charges............ 15

               Buying shares................................ 16

               Exchanging shares............................ 17

               Redeeming shares............................. 19

               Other things to know about share transactions 21

               Dividends, distributions and taxes........... 23

               Share price.................................. 24

               Financial highlights......................... 25


                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks capital appreciation.

Principal investment strategies

Key investments Under normal market conditions, the fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity markets are considered large cap issuers. Companies whose capitalizations no longer meet this definition after purchase by the fund are still considered to have large market capitalizations for the purposes of the 80% policy. At December 31, 2002, issuers within the top 1000 stocks had
market capitalizations of at least $   billion. This number will change with
changes in the market. The fund may also invest in securities issued by smaller companies.


Selection process The manager uses a "bottom-up" strategy, primarily focusing on individual security selection, with less emphasis on industry and sector allocation. The manager selects investments for their capital appreciation potential; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for companies thought to have:

[_]Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector [_]Value characteristics, including low price/earnings ratios and other statistics indicating that a security is undervalued
[_]Increasing profits and sales
[_]Competitive advantages that could be more fully exploited

[_]Skilled management that is committed to long-term growth
[_]Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth potential, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."


Smith Barney Large Cap Core Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_]Stock prices decline generally
[_]Large capitalization companies fall out of favor with investors
[_]The manager's judgment about the attractiveness, value or potential appreciation of particular investments proves to be incorrect

[_]Portfolio companies do not meet earnings expectations or other events depress the value of those companies' stocks


The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

[_]Are an aggressive investor seeking to participate in the long term growth potential of the stock market
[_]Are willing to accept the risks of investing in common stocks


                                                      Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing the performance of the fund's Class 1 shares for each of the past 10 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class A, B, L and Y shares have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class 1 Shares

                                    [CHART]


1993    1994     1995    1996    1997    1998    1999   2000    2001   2002
----    ----     ----    ----    ----    ----    ----   ----    ----   ----
9.37%  (2.29)%  32.84%  18.89%  27.70%  28.50%  29.05% (5.28)% (14.84)%

Calendar years ended December 31


Quarterly returns:

Highest:      % in    quarter     ; Lowest:      % in    quarter



Smith Barney Large Cap Core Fund

Risk return table

This table compares the before- and after-tax average annual total return of the fund's Class 1 shares for the periods shown with that of the S&P 500 Index, a broad-based unmanaged index of common stocks. After-tax returns for all other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. This table compares the before-tax average annual total returns of the other fund classes with those of the S&P 500 Index. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. This table assumes the maximum sales load applicable, redemption of shares at the end of the period, and the reinvestment of distributions and dividends.


                         Average Annual Total Returns

                     Calendar Year Ended December 31, 2002



                                                         Since   Inception
                               1 year 5 years 10 years Inception   Date
      Class 1
        Return Before Taxes       %        %       %       n/a   04/14/87
        Return After Taxes
        on Distributions          %        %       %       n/a   04/14/87
        Return After Taxes
        on Distributions and
        Sale of Fund Shares       %        %       %       n/a   04/14/87
      --------------------------------------------------------------------
      Other Classes
      Class A                     %        %     n/a         %    8/18/96
      Class B                     %        %     n/a         %    8/18/96
      Class L                     %      n/a     n/a         %    9/19/00
      Class Y                   n/a      n/a     n/a       n/a      *
      --------------------------------------------------------------------
      S&P 500 Index**             %        %       %       n/a     ***


  * [No Class Y shares were outstanding for the calendar year ended 12/31/02.]

 ** Index performance reflects no deductions for fees, expenses or taxes.

*** Index comparison begins on 04/14/87. The total return of the S&P 500 Index
since the inception of each of the Class A, B and L shares is     %,     % and
    %, respectively.



                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.


                               Shareholder fees

   (fees paid directly from your
   investment)                        Class A Class B Class L Class Y Class 1
   Maximum sales charge (load)
   imposed on purchases
   (as a % of offering price)          5.00%    None   1.00%   None    8.50%
   Maximum deferred sales charge
   (load) (as a % of the lower of net
   asset value at purchase or
   redemption)                         None*   5.00%   1.00%   None     None



                        Annual fund operating expenses


  (expenses deducted from fund assets) Class A Class B Class L Class Y Class 1
        Management fee                  0.56%   0.56%   0.56%   0.56%   0.56%
        Distribution and service
        (12b-1) fees                    0.25%   1.00%   1.00%    None    None
        Other expenses**                    %       %       %       %       %
                                        -----   -----   -----   -----   -----
        Total annual fund
        operating expenses                  %       %       %       %       %


 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** [For Class Y shares,"Other expenses" have been estimated because no Class Y shares were outstanding during the fund's last full fiscal year.]


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same


Smith Barney Large Cap Core Fund

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)    $      $       $        $
     Class B (redemption at end of period)   $      $       $        $
     Class B (no redemption)                 $      $       $        $
     Class L (redemption at end of period)   $      $       $        $
     Class L (no redemption)                 $      $       $        $
     Class Y (with or without redemption)    $      $       $        $
     Class 1 (with or without redemption)    $      $       $        $


  More on the fund's investments


Equity securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, baskets of equity securities such as exchange traded funds, and warrants and rights relating to equity securities.



Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. In addition, there is a possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.


Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities; securities


                                                      Smith Barney Mutual Funds
indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]As a substitute for buying or selling securities
[_]To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately or as anticipated to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


Short sales The fund may engage in short sales. Losses from short sales may be unlimited.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Special restrictions The fund will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Smith Barney Large Cap Core Fund

Lawrence Weissman, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since 1997. From 1995 to 1997, Mr. Weissman was a portfolio manager with Neuberger & Berman, LLC. Mr. Weissman has more than 17 years of securities business experience.


Management fee For its services, the manager received a fee during the fund's
last fiscal year equal on an annual basis to     % of the fund's average daily
net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.


  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


[_]If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.

[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.


                                                      Smith Barney Mutual Funds

[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_]A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_]The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                            Initial           Additional
                                  Classes A, B, L   Class Y   All Classes
      General                         $1,000      $15 million     $50
      IRAs, Self Employed
      Retirement Plans, Uniform
      Gift to Minor Accounts           $250       $15 million     $50
      Qualified Retirement Plans*      $25        $15 million     $25
      Simple IRAs                       $1            n/a         $1
      Monthly Systematic
      Investment Plans                 $25            n/a         $25
      Quarterly Systematic
      Investment Plans                 $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.



Smith Barney Large Cap Core Fund

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

                   Class A         Class B        Class L         Class Y          Class 1
Key features   .Initial sales  .No initial     .Initial sales .No initial or  .Only avail-
                charge          sales charge    charge is      deferred        able to
               .You may        .Deferred        lower than     sales charge    eligible
                qualify for     sales charge    Class A       .Must invest     Class 1
                reduction       declines       .Deferred       at least $15    shareholders
                or waiver of    over time       sales charge   million        .You may
                initial sales  .Converts to     for only 1    .Lower           qualify for
                charge          Class A after   year           annual          reduction or
               .Lower           8 years        .Does not       expenses        waiver of
                annual         .Higher          convert to     than the        initial sales
                expenses        annual          Class A        other classes   charge
                than Class B    expenses       .Higher                        .Higher ini-
                and Class L     than Class A    annual ex-                     tial sales
                                                penses than                    charge
                                                Class A                       .Lower
                                                                               annual
                                                                               expenses
                                                                               than Class A,
                                                                               B and L
-----------------------------------------------------------------------------------------------
Initial sales  Up to 5.00%;    None            1.00%          None            Up to 8.50%;
charge         reduced for                                                    reduced for
               large                                                          large
               purchases and                                                  purchases
               waived for
               certain
               investors. No
               charge for
               purchases of
               $1,000,000 or
               more
-----------------------------------------------------------------------------------------------
Deferred       1.00% on        Up to 5.00%     1.00% if you   None            None
sales charge   purchases of    charged when    redeem within
               $1,000,000 or   you redeem      1 year of
               more if you     shares. The     purchase
               redeem within   charge is
               1 year of       reduced over
               purchase        time and there
                               is no deferred
                               sales charge
                               after 6 years
-----------------------------------------------------------------------------------------------
Annual distri- 0.25% of        1.00% of        1.00% of       None            None
bution and     average daily   average daily   average daily
service fees   net assets      net assets      net assets
-----------------------------------------------------------------------------------------------
Exchange       Class A shares  Class B shares  Class L shares Class Y shares  Class 1 Shares
Privilege*     of most Smith   of most Smith   of most Smith  of most Smith   of Smith
               Barney funds    Barney funds    Barney funds   Barney funds    Barney funds
                                                                              that offer
                                                                              Class 1 shares
                                                                              and Class A
                                                                              shares of certain
                                                                              other Smith
                                                                              Barney funds
-----------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                                             Broker/Dealer
                                      Sales Charge as a % of   commission
                                      Offering   Net amount    as a % of
    Amount of purchase                price (%) invested (%) offering price
    Less than $25,000                   5.00        5.26             4.50
    $25,000 but less than $50,000       4.25        4.44             3.83
    $50,000 but less than $100,000      3.75        3.90             3.38
    $100,000 but less than $250,000     3.25        3.36             2.93
    $250,000 but less than $500,000     2.75        2.83             2.48
    $500,000 but less than $1,000,000   2.00        2.04             1.80
    $1,000,000 or more                   -0-         -0-      up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney Large Cap Core Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]   by you, or
[_]  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]Employees of NASD members
[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge 5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.


                                                      Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:             Shares issued:         Shares issued:
At initial purchase        On reinvestment of     Upon exchange from
                           dividends and          another Smith Barney
                           distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase                as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as
                           dividends)

Class L shares (available through certain Service Agents)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.



Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.


Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.


Smith Barney Large Cap Core Fund

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.

                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $10,000                   8.50        9.29          7.00
$10,000 but less than $25,000       7.75        8.40          6.25
$25,000 but less than $50,000       6.00        6.38          5.00
$50,000 but less than $100,000      4.50        4.71          3.75
$100,000 but less than $250,000     3.50        3.63          3.00
$250,000 but less than $400,000     2.50        2.56          2.00
$400,000 but less than $600,000     2.00        2.04          1.60
$600,000 but less than $5,000,000   1.00        1.01          0.75
$5,000,000 or more                  0.25        0.25          0.20

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


                                                      Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]On certain distributions from a retirement plan
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares


          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    [_]Class of shares being bought
                    [_]Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
   --------------------------------------------------------------------------
   Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                    [_]Write to the fund at the following address:
                        Smith Barney Investment Series
                        Large Cap Core Fund
                        (Specify class of shares)
                        c/o PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699
                    [_]Enclose a check to pay for the shares. For initial
                       purchases, complete and send an account
                       application.
                    [_]For more information, call Smith Barney Share-
                       holder Services at 1-800-451-2010.



Smith Barney Large Cap Core Fund

 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-tain money market funds, in order to buy shares on a regular basis.

                 [_]Amounts transferred should be at least:
                    $25 monthly or $50 quarterly.
                 [_]If you do not have sufficient funds in your account
                    on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange into a distinctive family other Smith Barney mutual funds. Be sure to read of mutual funds the prospectus of the Smith Barney mutual fund into tailored to help which you are exchanging. An exchange is a taxable meet the varying transaction.
 needs of both large
           and small [_]You may exchange shares only for shares of the
          investors.    same class of another Smith Barney mutual fund.
                        Class 1 shares may also be exchanged for Class A
                        shares of certain Smith Barney mutual funds. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A, Class B, Class L and Class 1
                        shares are subject to minimum investment
                        requirements (except for systematic investment plan
                        exchanges), and all shares are subject to the other
                        requirements of the fund into which exchanges are
                        made.
                     [_]If you hold share certificates, the applicable sub-
                        transfer agent must receive the certificates endorsed
                        for transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.



                                                      Smith Barney Mutual Funds

                   [_]The fund may suspend or terminate your exchange
                      privilege if you engage in an excessive pattern of exchanges.
  ---------------------------------------------------------------------------
         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you are exchanging has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an author-ization form to authorize telephone transfers. If eligi-ble, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call Pri-merica Shareholder Services at 1-800-544-5445 be-tween 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                   (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at its address on the following page.



Smith Barney Large Cap Core Fund

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Registered Representa-tive, write to Primerica Shareholder Services at the fol-lowing address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC Global Fund Services at the following address:

                    Smith Barney Investment Series
                    Large Cap Core Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699



                                                      Smith Barney Mutual Funds

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or
                       number of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                       registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call Smith
                 Barney Shareholder Services at 1-800-451-2010 between
                 9:00 a.m. and 4:00 p.m. (Eastern time). Requests re-
                 ceived after the close of regular trading on the Ex-
                 change are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_] Your shares must not be represented by certificates
                 [_]  All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



Smith Barney Large Cap Core Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered


The fund's applicable sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the sub-transfer agent will bear any liability for telephone transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]Are redeeming over $50,000
[_]Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_]Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions
[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission


                                                      Smith Barney Mutual Funds

[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.


Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.



Smith Barney Large Cap Core Fund

  Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss; long-
                                      term only if shares owned more
                                      than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                      Smith Barney Mutual Funds

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities using fair value procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before its close of business.


Smith Barney Large Cap Core Fund

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through
October 31, 2002, was audited by          , independent auditors, whose report,
along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors. No information is presented for Class Y shares of the fund because no Class Y shares were outstanding for the years shown.


  For a Class 1 share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
----------------------------------------------------------------------------------
Net asset value, beginning of year             $         $         $        $
----------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income
 Net realized and unrealized gain
  (loss)
----------------------------------------------------------------------------------
Total income (loss) from operations
----------------------------------------------------------------------------------
Less distributions from:
 Net investment income
 Net realized gains
----------------------------------------------------------------------------------
Total distributions
----------------------------------------------------------------------------------
Net asset value, end of year                   $         $         $        $
----------------------------------------------------------------------------------
Total return                                        %         %         %        %
----------------------------------------------------------------------------------
Net assets, end of year (millions)             $         $         $        $
----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                           %         %         %        %
 Net investment income
----------------------------------------------------------------------------------
Portfolio turnover rate                             %         %         %        %
----------------------------------------------------------------------------------


(1)Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class A share of beneficial interest outstanding throughout each year (except where noted) ended October 31:


                                   2002/(1)/ 2001/(1)/  2000/(1)/ 1999/(1)/  1998
-------------------------------------------------------------------------------------
Net asset value, beginning of year           $           $         $        $
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)
 Net realized and unrealized
  gain (loss)
-------------------------------------------------------------------------------------
Total income (loss) from
 operations
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                               --
 Net realized gains
-------------------------------------------------------------------------------------
Total distributions
-------------------------------------------------------------------------------------
Net asset value, end of year                     $       $         $        $
-------------------------------------------------------------------------------------
Total return                                          %       %         %        %
-------------------------------------------------------------------------------------
Net assets, end of year (millions)               $       $         $        $
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                             %       %         %        %
 Net investment income (loss)
-------------------------------------------------------------------------------------
Portfolio turnover rate                               %       %         %        %
-------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.


Smith Barney Large Cap Core Fund

  For a Class B share of beneficial interest outstanding throughout each year (except where noted) ended October 31:


                                    2002/(1)/ 2001/(1)/  2000/(1)/     1999/(1)/  1998
------------------------------------------------------------------------------------------
Net asset value, beginning of year             $         $              $        $
------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)
 Net realized and unrealized gain
  (loss)
------------------------------------------------------------------------------------------
Total income (loss) from operations
------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                             --        --             --       --
 Net realized gains
------------------------------------------------------------------------------------------
Total distributions
------------------------------------------------------------------------------------------
Net asset value, end of year                   $         $              $        $
------------------------------------------------------------------------------------------
Total return                                        %         %              %        %
------------------------------------------------------------------------------------------
Net assets, end of year (millions)             $         $              $        $
------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                           %         %              %        %
 Net investment loss
------------------------------------------------------------------------------------------
Portfolio turnover rate                             %         %              %        %
------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout the period ended October 31:


                                                             2002/(1)/ 2001/(1)/  2000(1)(2)
----------------------------------------------------------------------------------------------
Net asset value, beginning of year                                      $            $
----------------------------------------------------------------------------------------------
Loss from operations:
 Net investment loss
 Net realized and unrealized loss
----------------------------------------------------------------------------------------------
Total loss from operations
----------------------------------------------------------------------------------------------
Less distributions from:
 Net realized gains                                                                      --
----------------------------------------------------------------------------------------------
Total distributions                                                                      --
----------------------------------------------------------------------------------------------
Net asset value, end of year                                            $            $
----------------------------------------------------------------------------------------------
Total return                                                                 %            %++
----------------------------------------------------------------------------------------------
Net assets, end of year (millions)                                      $            $
----------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                                    %            %+
 Net investment loss                                                                 +
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      %            %
----------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/For the period from September 19, 2000 (inception date) to October 31,
     2000.
++Not annualized.
+Annualized.


Smith Barney Large Cap Core Fund

[LOGO] Smith Barney Mutual Funds
Your Serious Money. Professionally Managed. /SM/

Smith Barney Large Cap Core Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Registered Representative, Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)

FDSB16   02/03

                                  PROSPECTUS



            -------------------------------------------------------

                                 SMITH BARNEY

                              INTERNATIONAL FUND


            -------------------------------------------------------

      Class A, B, L, Y and 1 Shares

      February 28, 2003




      The Securities and Exchange Commission has not approved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


[LOGO] Smith Barney Mutual Funds
Your Serious Money. Professionally Managed./SM/

  ---------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
  ---------------------------------------------------------------------------

Smith Barney International Fund

  Contents


Investments, risks and performance...............................  2

More on the fund's investments...................................  9

Management....................................................... 10

Choosing a class of shares to buy................................ 11

Comparing the fund's classes..................................... 13

Sales charges.................................................... 14

More about deferred sales charges................................ 17

Buying shares.................................................... 18

Exchanging shares................................................ 19

Redeeming shares................................................. 21

Other things to know about share transactions.................... 23

Dividends, distributions and taxes............................... 25

Share price...................................................... 26

Financial highlights............................................. 27



                                                      Smith Barney Mutual Funds

  Investments, risks and performance




Investment objective


The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.



Principal investment strategies


Key investments The fund invests primarily in the common stocks of foreign companies that the fund's manager believes have above-average prospects for growth, including companies in emerging markets. Generally, the fund invests in a number of different countries and, under normal circumstances, the fund invests in companies in at least three foreign markets. The fund may invest up to 10% of its net assets (at the time of investment) in issuers located in or doing a substantial portion of their business in emerging markets. Under normal circumstances, the fund also invests primarily in large cap securities. Large cap securities are securities of issuers typically with market capitalizations of $750 million or more.



The fund usually invests in securities listed on securities exchanges, although it may also purchase securities which are not registered for sale to the general public, or, to a limited extent, securities that are not readily marketable. The fund may invest directly in foreign securities or may invest in depositary receipts.



In addition to common stocks, the fund may also invest in other securities including rights to purchase common stocks, preferred stock or warrants, and also, to a limited extent, may purchase shares of other investment companies, including closed end investment companies, that invest in foreign securities.



The fund may, but is not required to, enter into forward currency transactions to buy or sell currencies at a future date. The fund may enter into these forward currency contracts to:



[_]  Settle transactions in securities quoted in foreign currencies


[_] Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar or other currencies



Selection process The manager looks for the securities of well-established, large cap companies (typically with capitalizations of $750 million or more) believed to have superior management teams and histories of above-average revenues and earnings growth which appear to be reasonably valued compared to their long-term earnings potential. The manager uses


 2



Smith Barney International Fund
fundamental analysis to find companies that it believes have growth potential, and looks first at a particular company and then at the country in which the company is located and the industry in which the company participates. The manager eliminates stocks that it believes are overpriced relative to a company's financial statements and projections. The manager then analyzes each company to find those believed to have superior management teams, solid product lines, strong competitive positioning, attractive cash flows and histories of above-average revenues and earnings growth. The manager seeks opportunities to invest in foreign economies that are growing faster than the U.S. economy.



Principal risks of investing in the fund


Investing in foreign issuers may involve unique risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:



[_]  Foreign securities prices decline


[_] Adverse governmental action or political, social, economic or market instability affects a foreign country or region


[_] The currency in which a security is priced declines in value relative to the U.S. dollar


[_] The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect


[_]  Foreign withholding taxes reduce the fund's returns


[_] The economies of foreign countries grow at a slower rate than expected or experience a downturn or recession



In addition, foreign investing involves the following risks:



[_] Many foreign countries the fund invests in have markets that are smaller, less liquid and more volatile than markets in the U.S. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices it considers reasonable.


[_] In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.


[_] Foreign equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.



                                                      Smith Barney Mutual Funds

[_] Enforcing legal rights may be difficult, costly and slow and there may be special problems enforcing claims against foreign governments.


[_] Some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets which may prevent the fund from realizing value in U.S. dollars from its investment in foreign securities.


[_] There may be other governmental or non-governmental actions resulting in expropriations of assets, confiscatory taxation, and limitations on the use or transfer of assets by the fund or the issuers of securities.



Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity, and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.



Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.



On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Among other things, the EMU entails sharing an official interest rate and adhering to limits on government borrowing by participating countries. The EMU is driven by the expectation of economic benefits; however, there are significant risks associated with the EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions.



The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are quite sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends.



To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. The fund's ability to use currency exchange contracts successfully depends on a num-


 4



Smith Barney International Fund
ber of factors, including the contracts being available at prices that are not too costly, the availability of liquid markets, and the ability of the manager to accurately predict the direction of changes in currency exchange rates.



See pages 9 and 10 for more information about the fund's investments and the risks of investing in the fund.



Who may want to invest. The fund may be an appropriate investment if:



[_] You want to direct a portion of your overall investment portfolio to securities of non-U.S. companies and you are prepared to accept the risks of international investing, including the risks of investing in emerging markets


[_] You are prepared to accept significant fluctuations in share price and possible losses


[_]  You are not seeking current income


[_]  Your investment horizon is longer term--typically at least five years


                                                                             5


                                                      Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing the performance of the fund's Class A shares for each of the past 7 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class B, L, Y and 1 shares have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        Total Return for Class A Shares

                                    [CHART]

1996     1997     1998     1999     2000      2001     2002
----     ----     ----     ----     ----      ----     ----
17.59%   5.10%   22.47%   130.79%  (28.66)%  (39.00)%

Calendar years ended December 31


Quarterly returns:

Highest:     % in    quarter     ; Lowest:     % in    quarter     .


Risk return table

This table compares the before-and after-tax average annual total return of the fund's Class A shares for the periods shown with that of the MSCI EAFE Index, an unmanaged index of international stocks. After-tax returns for all other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. This table also compares the before-tax average annual total returns of the other fund classes with those of the MSCI EAFE Index. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. This table assumes the maximum sales load applicable, redemption of shares at the end of the period, and the reinvestment of distributions and dividends.


 6



Smith Barney International Fund

                         Average Annual Total Returns

                     Calendar Year Ended December 31, 2002



                                                         Since    Inception
                                        1 year 5 years Inception    Date
     Class A
       Return Before Taxes                --%     --%         --% 03/17/95
       Return After Taxes on
       Distributions                      --%     --%         --% 03/17/95
       Return After Taxes on
       Distributions and Sale of Fund
       Shares                             --%     --%         --% 03/17/95
     ----------------------------------------------------------------------
     Other Classes
     Class B                              --%     --%         --% 03/17/95
     Class L                              --%    n/a          --% 09/13/00
     Class Y                             n/a     n/a         n/a     *
     Class 1                              --%     --%         --% 08/08/96
     ----------------------------------------------------------------------
     MSCI EAFE Index**                    --%     --%         --%   ***


  * [No Class Y shares were outstanding during the calendar year ended
12/31/02.]

 ** Index performance reflects no deductions for fees, expenses or taxes.

*** Index comparison begins on 03/17/95. The total return of the MSCI
EAFE Index since the inception of each of Class B, L and 1 is --%, --%, and --%, respectively.


                                                                             7


                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.


                               Shareholder fees

(fees paid directly from your
investment)                        Class A Class B Class L Class Y Class 1
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)          5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                         None*   5.00%   1.00%   None     None

                        Annual fund operating expenses


(expenses deducted from fund assets)  Class A Class B Class L Class Y Class 1
Management fee                         1.00%   1.00%   1.00%   1.00%   1.00%
Distribution and service (12b-1) fees  0.25%   1.00%   1.00%    None    None
Other expenses**                         --%     --%     --%     --%     --%
                                       -----   -----   -----   -----   -----
Total annual fund operating
expenses                                 --%     --%     --%     --%     --%


 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** [For Class Y shares, "Other expenses" have been estimated because no Class Y shares were outstanding during the fund's last full fiscal year.]


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]  You invest $10,000 in the fund for the period shown
[_]  Your investment has a 5% return each year
[_]  You reinvest all distributions and dividends without a sales charge
[_]  The fund's operating expenses remain the same

 8



Smith Barney International Fund

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)    $       $       $       $
Class B (redemption at end of period)   $       $       $       $
Class B (no redemption)                 $       $       $       $
Class L (redemption at end of period)   $       $       $       $
Class L (no redemption)                 $       $       $       $
Class Y (with or without redemption)    $       $       $       $
Class 1 (with or without redemption)    $       $       $       $


  More on the fund's investments






Although the fund invests primarily in equity securities, it may, but is not required to, invest in other foreign securities including debt securities and convertible securities.



Debt securities Long-term debt securities must be investment grade when the fund purchases them meaning they must be rated Baa by Moody's or BBB by Standard & Poor's, or if unrated, of comparable quality in the manager's opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the manager will consider the change in rating in deciding whether to keep the security. Generally, the value of debt securities will decline if interest rates rise, the credit rating of the security is downgraded, or the issuer defaults on its obligation to pay principal or interest. The prices of lower rated securities, especially junk bonds, often are more volatile than those of higher rated securities, and the securities may be difficult to sell.



Convertible securities Convertible securities, which are debt securities that may be converted into stock, are subject to the market risks of stocks as well as the risks of debt securities.



Portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance. The "Financial highlights" section of this Prospectus shows the fund's historical portfolio turnover rate.


                                                                             9


                                                      Smith Barney Mutual Funds

Cash management The fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements, and reverse repurchase agreements for cash management purposes.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals, which are not described here.



The fund's goals and strategies may be changed without shareholder approval.


  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The fund's subadviser is Citigroup Asset Management Ltd. The subadviser's address is 100 Stamford Place, Seventh Floor, Stamford, Connecticut 06902. The manager oversees the fund's operations. Subject to the oversight of the manager, the subadviser selects the fund's investments. The manager, the subadviser and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.





A team of individuals employed by the subadviser manages the day-to-day operations of the fund.



Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to --% of the fund's average daily net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

10



Smith Barney International Fund

In addition, a distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.


  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


[_] If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.

[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_] A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_] The fund, but only if you are investing through certain qualified plans or certain Service Agents


New investors in the fund may only buy shares from a PFS Investments Registered Representative acting as Service Agent. All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


                                                                             11


                                                      Smith Barney Mutual Funds

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                Initial           Additional
                                      Classes A, B, L   Class Y   All Classes
General                                   $1,000      $15 million     $50
IRAs, Self Employed Retirement             $250       $15 million     $50
Plans, Uniform Gift to Minor
Accounts
Qualified Retirement Plans*                $25        $15 million     $25
Simple IRAs                                 $1            n/a         $1
Monthly Systematic Investment Plans        $25            n/a         $25
Quarterly Systematic Investment Plans      $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


12



Smith Barney International Fund

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

                  Class A         Class B        Class L        Class Y         Class 1
Key           .Initial sale   .No initial     .Initial sales .No initial or .Only avail-
features       charge          sales charge    charge is      deferred       able to eligi
              .You may        .Deferred        lower than     sales charge   ble Class 1
               qualify for     sales charge    Class A       .Must invest    shareholders
               reduction       declines       .Deferred       at least $15  .You may
               or waiver of    over time       sales charge   million        qualify for
               initial sales  .Converts to     for only 1    .Lower          reduction
               charge          Class A         year           annual ex-     or waiver of
              .Lower           after 8 years  .Does not       penses than    initial sales
               annual         .Higher          convert to     the other      charge
               expenses        annual ex-      Class A        classes       .Higher ini-
               than Class B    penses         .Higher                        tial sales
               and Class L     than Class A    annual ex-                    charge
                                               penses                       .Lower
                                               than Class A                  annual
                                                                             expenses
                                                                             than Class
                                                                             A, B and L
--------------------------------------------------------------------------------------------
Initial sales Up to 5.00%;    None            1.00%          None           Up to 8.50%;
charge        reduced for                                                   reduced for
              large pur-                                                    large
              chases and                                                    purchases
              waived for
              certain
              investors. No
              charge for
              purchases of
              $1,000,000 or
              more
--------------------------------------------------------------------------------------------
Deferred      1.00% on pur    Up to 5.00%     1.00% if you   None           None
sales         chases of       charged when    redeem within
charge        $1,000,000 or   you redeem      1 year of
              more if you     shares. The     purchase
              redeem within   charge is re-
              1 year of       duced over
              purchase        time and there
                              is no deferred
                              sales charge
                              after 6 years
--------------------------------------------------------------------------------------------
Annual        0.25% of        1.00% of        1.00% of       None           None
Distribution  average daily   average daily   average daily
and service   net assets      net assets      net assets
fees
--------------------------------------------------------------------------------------------
Exchange      Class A shares  Class B shares  Class L shares Class Y shares Class 1 Shares
Privilege*    of most Smith   of most Smith   of most Smith  of most Smith  of Smith
              Barney funds    Barney funds    Barney funds   Barney funds   Barney funds
                                                                            that offer Class
                                                                            1 shares and
                                                                            Class A shares
                                                                            of certain
                                                                            other Smith
                                                                            Barney funds
--------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $25,000                   5.00        5.26             4.50
$25,000 but less than $50,000       4.25        4.44             3.83
$50,000 but less than $100,000      3.75        3.90             3.38
$100,000 but less than $250,000     3.25        3.36             2.93
$250,000 but less than $500,000     2.75        2.83             2.48
$500,000 but less than $1,000,000   2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

14



Smith Barney International Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]   by you, or
[_]   by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]  Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase                      1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge                    5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.


                                                      Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                Shares issued:       Shares issued:
At initial purchase           On reinvestment of   Upon exchange from
                              dividends and        another Smith
                              distributions        Barney fund
Eight years after the date of In same proportion   On the date the
purchase                      as the number of     shares originally
                              Class B shares       acquired would have
                              converting is to     converted into
                              total Class B shares Class A shares
                              you own (excluding
                              shares issued as
                              dividends)

Class L shares (available through certain Service Agents)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.



Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.


Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

16



Smith Barney International Fund

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.

                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $10,000                   8.50%       9.29%         7.00%
$10,000 but less than $25,000       7.75%       8.40%         6.25%
$25,000 but less than $50,000       6.00%       6.38%         5.00%
$50,000 but less than $100,000      4.50%       4.71%         3.75%
$100,000 but less than $250,000     3.50%       3.63%         3.00%
$250,000 but less than $400,000     2.50%       2.56%         2.00%
$400,000 but less than $600,000     2.00%       2.04%         1.60%
$600,000 but less than $5,000,000   1.00%       1.01%         0.75%
$5,000,000 or more                  0.25%       0.25%         0.20%

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]  Shares exchanged for shares of another Smith Barney fund
[_]  Shares representing reinvested distributions and dividends
[_]  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


                                                      Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:
[_]  On payments made through certain systematic withdrawal plans
[_]  On certain distributions from a retirement plan
[_]  For involuntary redemptions of small account balances
[_]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares


        Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                  If you do not provide the following information, your order will be rejected:

                  [_]  Class of shares being bought
                  [_]  Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account
                  maintenance fee.
 -----------------------------------------------------------------------------
 Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                  [_]  Write to the fund at the following address:
                      Smith Barney Investment Series
                      International Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                  [_] Enclose a check to pay for the shares. For initial pur-chases, complete and send an account application
                  [_] For more information, call Smith Barney Share-holder Services at 1-800-451-2010


18



Smith Barney International Fund

 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-
                 tain money market funds, in order to buy shares on a
                 regular basis.

                 [_] Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 [_] If you do not have sufficient funds in your account on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney mutual funds. Be sure to of mutual funds read the prospectus of the Smith Barney mutual fund tailored to help into which you are exchanging. An exchange is a tax-meet the varying able transaction.
 needs of both large
 and small investors [_]  You may exchange shares only for shares of the same class of another Smith Barney mutual fund.
                          Class 1 shares may also be exchanged for Class A shares of certain Smith Barney mutual funds. Not all Smith Barney funds offer all classes.
                     [_] Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                     [_] Exchanges of Class A, Class B, Class L and Class 1 shares are subject to minimum investment require ments (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.
                     [_] If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                     [_] The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.



                                                      Smith Barney Mutual Funds

  ---------------------------------------------------------------------------
         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you are exchanging has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through
                   the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange is open. For clients of a PFS Invest-
                   ments Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00
                   a.m. and 8:00 p.m. (Eastern time). All other share-holders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Re-
                   quests received after the close of regular trading on the Exchange are priced at the net asset value next determined.
                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at its address on the following page.


20



Smith Barney International Fund

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent,
                your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-
                struction. In other cases, unless you direct otherwise,
                your redemption proceeds will be paid by check mailed
                to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Registered Representa-tive, write to Primerica Shareholder Services at the fol-lowing address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC
                Global Fund Services at the following address:

                    Smith Barney Investment Series
                    International Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699



                                                      Smith Barney Mutual Funds

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or num-
                      ber of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                      registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call
                 Smith Barney Shareholder Services at 1-800-451-2010
                 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                 Requests received after the close of regular trading on
                 the Exchange are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_]   Your shares must not be represented by certificates
                 [_]   All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


22



Smith Barney International Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]  Name of the fund
[_]  Account number
[_]  Class of shares being bought, exchanged or redeemed
[_]  Dollar amount or number of shares being bought, exchanged or redeemed
[_]  Signature of each owner exactly as the account is registered


The fund's applicable sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the sub-transfer agent will bear any liability for telephone transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]  Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_] Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]  Changed your account registration
[_]  Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]  Suspend the offering of shares
[_]  Waive or change minimum and additional investment amounts
[_]  Reject any purchase or exchange order
[_]  Change, revoke or suspend the exchange privilege
[_]  Suspend telephone transactions
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission


                                                      Smith Barney Mutual Funds

[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.


Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.


24



Smith Barney International Fund

  Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss;
                                      long-term only if shares
                                      owned more than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                      Smith Barney Mutual Funds

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 pm, Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities using fair value procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before its close of business.

26



Smith Barney International Fund

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through
October 31, 2002, was audited by     , independent auditors, whose report,
along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors.


  For a Class 1 share of beneficial interest outstanding throughout each year (except where noted) ended October 31:

                                    2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/ 1998
--------------------------------------------------------------------------------
Net asset value, beginning of year      $         $         $         $       $
--------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss
 Net realized and unrealized gain
  (loss)
--------------------------------------------------------------------------------
Total income (loss) from operations
--------------------------------------------------------------------------------
Less distributions from:
 Net realized gains                    --        --                  --      --
 Capital                               --        --                  --      --
--------------------------------------------------------------------------------
Total distributions                    --        --                  --      --
--------------------------------------------------------------------------------
Net asset value, end of year            $         $         $         $       $
--------------------------------------------------------------------------------
Total return                            %         %         %         %       %
--------------------------------------------------------------------------------
Net assets, end of year (millions)      $         $         $         $       $
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                               %         %         %         %       %
 Net investment loss
--------------------------------------------------------------------------------
Portfolio turnover rate                 %         %         %         %       %
--------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
*Amount represents less than $0.01.


                                                      Smith Barney Mutual Funds

  For a Class A share of beneficial interest outstanding throughout each year ended October 31:


                                      2002/(1)/ 2001/(1)/ 2000(1) 1999(1) 1998
  -----------------------------------------------------------------------------
  Net asset value, beginning of year     $        $         $       $     $
  -----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment loss
   Net realized and unrealized gain
    (loss)
  -----------------------------------------------------------------------------
  Total income (loss) from operations
  -----------------------------------------------------------------------------
  Less distributions from:
   Net realized gains
   Capital
  -----------------------------------------------------------------------------
  Total distributions
  -----------------------------------------------------------------------------
  Net asset value, end of year           $        $         $
  -----------------------------------------------------------------------------
  Total return                            %         %        %        %     %
  -----------------------------------------------------------------------------
  Net assets, end of year (millions)      $         $        $        $     $
  -----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses                               %         %        %        %     %
   Net investment loss
  -----------------------------------------------------------------------------
  Portfolio turnover rate                 %         %        %        %     %
  -----------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
*Amount represents less than $0.01.

28



Smith Barney International Fund

  For a Class B share of beneficial interest outstanding throughout each year ended October 31:


                                    2002/(1)/ 2001/(1)/ 2000(1) 1999/(1)/ 1998
------------------------------------------------------------------------------
Net Asset Value, Beginning of  Year    $        $         $       $        $
------------------------------------------------------------------------------
Income (loss) from operations
 Net investment loss
 Net realized and unrealized gain
  (loss)
------------------------------------------------------------------------------
Total income (loss) from operations
------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains
 Capital
------------------------------------------------------------------------------
Total Distributions
------------------------------------------------------------------------------
Net Asset Value, End of  Year          $        $         $       $        $
------------------------------------------------------------------------------
Total Return                            %         %        %        %       %
------------------------------------------------------------------------------
Net Assets, End of  Year (millions)
------------------------------------------------------------------------------
Ratios to average net assets:          $        $         $       $        $
 Expenses                               %         %        %        %       %
 Net investment loss
------------------------------------------------------------------------------
Portfolio Turnover                      %         %        %        %       %
------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
*Amount represents less than $0.01.



                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout the period ended October 31:


                                          2002/(2)/ 2001/(2)/ 2000/(1)(2)/
      --------------------------------------------------------------------
      Net Asset Value, Beginning of  Year    $       $            $
      --------------------------------------------------------------------
      Loss from operations:
       Net investment loss
       Net realized and unrealized loss
      --------------------------------------------------------------------
      Total loss from operations
      --------------------------------------------------------------------
      Less Distributions From:
       Net realized gains
       Capital
      --------------------------------------------------------------------
      Total Distributions
      --------------------------------------------------------------------
      Net Asset Value, End of  Year          $       $            $
      --------------------------------------------------------------------
      Total Return                            %           %        %
      --------------------------------------------------------------------
      Net Assets, End of  Year(000s)         $       $            $
      --------------------------------------------------------------------
      Ratios to average net assets:
       Expenses                               %           %        %
       Net investment loss
      --------------------------------------------------------------------
      Portfolio Turnover Rate                 %           %        %
      --------------------------------------------------------------------

(1)For the period from September 13, 2000 (inception date) to October 31, 2000.
(2)Per share amounts have been calculated using the monthly average shares method.
*Amount represents less than $0.01.
++Total return is not annualized, as it may not be representative of the total return for the year.
+Annualized.


30



Smith Barney International Fund

  [LOGO] Smith Barney Mutual Funds
  Your Serious Money. Profesionally Managed./SM/



Smith Barney International Fund


An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Registered Representative, Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)

FD02017 02/03

                                  PROSPECTUS




                                 SMITH BARNEY
                            GROWTH AND INCOME FUND


      Class A, B, L, O, P, Y and 1 Shares

      February 28, 2003




      The Securities and Exchange Commission has not approved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./sm/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

Smith Barney
Growth And Income Fund

  Contents


               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  9

               Choosing a class of shares to buy............ 10

               Comparing the fund's classes................. 12

               Sales charges................................ 14

               More about deferred sales charges............ 17

               Buying shares................................ 18

               Exchanging shares............................ 20

               Redeeming shares............................. 22

               Other things to know about share transactions 24

               Dividends, distributions and taxes........... 26

               Share price.................................. 27

               Financial highlights......................... 28

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks reasonable growth and income.

Principal investment strategies
Key investments The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").


Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors for broad market exposure. The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The manager uses fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company's competitive position. The manager favors companies with above-average dividend yields.





Smith Barney Growth and Income Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

.. Stock prices decline generally
.. Large capitalization companies fall out of favor with investors
.. Companies in which the fund invests suffer unexpected losses or lower than expected earnings
.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect
.. The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

.. Are seeking to participate in the long-term growth potential of the U.S.
  stock market
.. Are willing to accept the risks of the stock market

                                                      Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing the performance of the fund's Class 1 shares for each of the past 10 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class A, B, L, O, P and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class 1 Shares
                                    [CHART]

1993     9.40%
1994   (3.17)%
1995    36.57%
1996    17.93%
1997    24.47%
1998    19.32%
1999    16.77%
2000   (9.37)%
2001  (11.53)%
2002

                        Calendar years ended December 31


Quarterly returns:

Highest:     % in    quarter     ; Lowest:     % in    quarter



Smith Barney Growth and Income Fund

Risk return table


This table compares the before- and- after tax average annual total return of the fund's Class 1 shares for the periods shown with that of the S&P 500 Index, a broad-based unmanaged index of common stocks. After-tax returns for all other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. This table also compares the before-tax average annual total returns of the other fund classes with those of the S&P 500 Index. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. This table assumes the maximum sales load applicable, redemption of shares at the end of the period, and the reinvestment of distributions and dividends.


                         Average Annual Total Returns

                     Calendar Year Ended December 31, 2002



                                                          Since   Inception
                                1 year 5 years 10 years Inception   Date
Class 1
  Return Before Taxes               %       %       %       n/a   08/08/86
  Return After Taxes on
  Distributions                     %       %       %       n/a   08/08/86
  Return After Taxes on
  Distributions and Sale of
  Fund Shares                       %       %       %       n/a   08/08/86
---------------------------------------------------------------------------
Other Classes
Class A                             %       %     n/a         %   08/18/96
Class B                             %       %     n/a         %   08/18/96
Class L                             %     n/a     n/a         %   10/09/00
Class O                             %     n/a     n/a         %   12/08/00
Class P                             %     n/a     n/a             12/08/00
Class Y                             %     n/a     n/a         %   12/08/00
---------------------------------------------------------------------------
S&P 500 Index*                      %       %       %       n/a      **

 * Index performance reflects no deductions for fees, expenses or taxes.

** Index comparison begins on 08/08/86. The total return of the S&P 500 Index
since the inception of each of Class A, B, L, O, P and Y is   %,   %,   %,   %,
  % and   %, respectively.



                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares.


                               Shareholder fees

(fees paid directly
from your
investment)         Class A Class B Class L Class O Class P Class Y Class 1
Maximum sales
charge (load)
imposed on
purchases (as a
% of offering
price)               5.00%    None   1.00%   1.00%    None   None    8.50%
Maximum
deferred sales
charge (load)
(as a % of the
lower of net asset
value at purchase
or redemption)       None*   5.00%   1.00%   1.00%   5.00%   None     None



                        Annual fund operating expenses


(expenses
deducted from
fund assets)     Class A Class B Class L Class O Class P Class Y Class 1
Management fee    0.62%   0.62%   0.62%   0.62%   0.62%   0.62%   0.62%
Distribution and
service (12b-1)
fees              0.25%   1.00%   1.00%   0.70%   0.75%    None    None
Other expenses        %       %       %       %       %       %       %
                  -----   -----   -----   -----   -----   -----   -----
Total annual
fund operating
expenses              %       %       %       %       %       %       %
                  =====   =====   =====   =====   =====   =====   =====



 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.



Smith Barney Growth and Income Fund

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]  You invest $10,000 in the fund for the period shown
[_]  Your investment has a 5% return each year
[_]  You reinvest all distributions and dividends without a sales charge
[_]  The fund's operating expenses remain the same

                      Number of years you own your shares

                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)    $       $       $       $
Class B (redemption at end of period)   $       $       $       $
Class B (no redemption)                 $       $       $       $
Class L (redemption at end of period)   $       $       $       $
Class L (no redemption)                 $       $       $       $
Class O (redemption at end of period)   $       $       $       $
Class O (no redemption)                 $       $       $       $
Class P (redemption at end of period)   $       $       $       $
Class P (no redemption)                 $       $       $       $
Class Y (with or without redemption)    $       $       $       $
Class 1 (with or without redemption)    $       $       $       $


  More on the fund's investments

Equity securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, baskets of equity securities such as exchange traded funds, and warrants and rights relating to equity securities.


Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. In addition, there is a possibility of governmental controls on currency

                                                      Smith Barney Mutual Funds
exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, the countries participating in the European Economic and Monetary Union (EMU) adopted the euro as their sole currency. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.


Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities; securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_] To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]  As a substitute for buying or selling securities
[_]  To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately or as anticipated to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


Short sales The fund may engage in short sales. Losses from short sales may be unlimited.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Special restrictions The fund will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.


Smith Barney Growth and Income Fund

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


Michael Kagan, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since August 14, 2000. Mr. Kagan has been with the manager since 1994 and has more than 19 years of securities business experience.


Management fee For its services, the manager received a fee during the fund's
last fiscal year equal on an annual basis to   % of the fund's average daily
net assets.


Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B, L, O and P shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                      Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1, O or P shares if you are a Class 1, O or P shareholder, respectively. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


[_] If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.

[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_] A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
[_] The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


Smith Barney Growth and Income Fund

                                          Initial           Additional
                                Classes A, B, L   Class Y   All Classes
General                             $1,000      $15 million     $50
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                             $250       $15 million     $50
Qualified Retirement Plans*          $25        $15 million     $25
Simple IRAs                           $1            n/a         $1
Monthly Systematic Investment
Plans                                $25            n/a         $25
Quarterly Systematic Investment
Plans                                $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.



                                                      Smith Barney Mutual Funds

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                      Class A            Class B            Class L           Class O
Key features     .Initial sales     .No initial sales  .Initial sales    .Only available
                  charge             charge             charge is lower   to eligible
                 .You may           .Deferred sales     than Class A      Class O
                  qualify for        charge            .Deferred          shareholders
                  reduction          declines over      sales charge     .Initial sales
                  or waiver of       time               for only 1 year   charge is lower
                  initial sales     .Converts to       .Does not          than Class A
                  charge             Class A            convert to       .Deferred
                 .Lower annual       after 8 years      Class A           sales charge
                  expenses          .Higher annual     .Higher annual     for only 1 year
                  than Class B       expenses           expenses         .Does not
                  and Class L        than Class A       than Class A      convert to
                                                                          Class A
                                                                         .Higher annual
                                                                          expenses
                                                                          than Class A

------------------------------------------------------------------------------------------
Initial sales    Up to 5.00%;       None               1.00%             1.00%
charge           reduced for large
                 purchases and
                 waived for cer-
                 tain investors. No
                 charge for pur-
                 chases of
                 $1,000,000 or
                 more
------------------------------------------------------------------------------------------
Deferred sales   1.00% on pur-      Up to 5.00%        1.00% if you re-  1.00% if you re-
charge           chases of          charged when       deem within       deem within
                 $1,000,000 or      you redeem         1 year of pur-    1 year of pur-
                 more if you re-    shares. The        chase             chase
                 deem               charge is re-
                 within 1 year      duced over
                 of purchase        time and there
                                    is no deferred
                                    sales charge after
                                    6 years
------------------------------------------------------------------------------------------
Annual           0.25% of average   1.00% of average   1.00% of average  0.70% of average
distribution     daily net assets   daily net assets   daily net assets  daily net assets
and service fees
------------------------------------------------------------------------------------------
Exchange         Class A shares     Class B shares     Class L shares    Class L shares
Privilege*       of most Smith      of most Smith      of most Smith     of most Smith
                 Barney funds       Barney funds       Barney funds      Barney funds

------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Growth and Income Fund

                        Class P          Class Y           Class 1
Key features       .Only available   .No initial or   .Only available
                    to eligible       deferred         to eligible
                    Class P           sales charge     Class 1
                    shareholders     .Must invest at   shareholders
                   .No initial        least $15       .You may
                    sales charge      million          qualify for
                   .Deferred         .Lower annual     reduction or
                    sales charge      expenses         waiver of
                    declines over     than the other   initial sales
                    time              classes          charge
                   .Converts to                       .Higher initial
                    Class A after 8                    sales charge
                    years                             .Lower annual
                   .Higher                             expenses than
                    annual ex-                         Class A, B
                    penses than                        and L
                    Class A
------------------------------------------------------------------------
Initial sales      None              None             Up to 8.50%;
charge                                                reduced for
                                                      large purchases

------------------------------------------------------------------------
Deferred sales     Up to 5.00%       None             None
charge             charged when
                   you redeem
                   shares. The
                   charge is
                   reduced over
                   time and there
                   is no deferred
                   sales charge
                   after 6 years
------------------------------------------------------------------------
Annual             0.75% of aver     None             None
distribution       age daily net
and service fees   assets
------------------------------------------------------------------------
Exchange           Class B shares    Class Y shares   Class 1 Shares
Privilege*         of most Smith     of most Smith    of Smith Barney
                   Barney funds      Barney funds     funds that offer
                                                      Class 1 shares and
                                                      Class A shares of
                                                      certain other
                                                      Smith Barney
                                                      funds
------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $25,000                   5.00        5.26             4.50
$25,000 but less than $50,000       4.25        4.44             3.83
$50,000 but less than $100,000      3.75        3.90             3.38
$100,000 but less than $250,000     3.25        3.36             2.93
$250,000 but less than $500,000     2.75        2.83             2.48
$500,000 but less than $1,000,000   2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney Growth and Income Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]  by you, or
[_]  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]  Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B and Class P shares

You buy Class B and Class P shares at net asset value without paying an initial sales charge. However, if you redeem your Class B or Class P shares within six years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase                      1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge                    5%  4%  3%  2%  1%        0%

Service Agents selling Class B or Class P shares receive a commission of up to 4.50% of the purchase price of the Class B or Class P shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B or Class P shares they are servicing.


                                                      Smith Barney Mutual Funds

Class B and Class P conversion After 8 years, Class B or Class P shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B or Class P shares will convert to Class A shares as follows:

Shares issued:             Shares issued:       Shares issued:
At initial                 On reinvestment of   Upon exchange from
purchase                   dividends and        another Smith Barney
                           distributions        fund
Eight years after the date In same proportion   On the date the
of purchase                as the number of     shares originally
                           Class B or Class P   acquired would have
                           shares converting is converted into Class
                           to total Class B or  A shares
                           Class P shares you
                           own (excluding
                           shares issued as
                           dividends)

Class L and Class O shares (available through certain Service Agents)

You buy Class L and Class O shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L or Class O shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of certain other Smith Barney Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2003.





Service Agents selling Class L or Class O shares receive a commission of up to 2.00% of the purchase price of the Class L or Class O shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares and of up to 0.70% of the average daily net assets represented by the Class O shares serviced by them.


Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney Growth and Income Fund

Class 1 shares (available through certain Service Agents)
Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.

                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $10,000                   8.50%      9.29%         7.00%
$10,000 but less than $25,000       7.75%      8.40%         6.25%
$25,000 but less than $50,000       6.00%      6.38%         5.00%
$50,000 but less than $100,000      4.50%      4.71%         3.75%
$100,000 but less than $250,000     3.50%      3.63%         3.00%
$250,000 but less than $400,000     2.50%      2.56%         2.00%
$400,000 but less than $600,000     2.00%      2.04%         1.60%
$600,000 but less than $5,000,000   1.00%      1.01%         0.75%
$5,000,000 or more                  0.25%      0.25%         0.20%

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]  Shares exchanged for shares of another Smith Barney fund
[_]  Shares representing reinvested distributions and dividends
[_]  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


                                                      Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]  On payments made through certain systematic withdrawal plans
[_]  On certain distributions from a retirement plan
[_]  For involuntary redemptions of small account balances
[_]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares


          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    [_]  Class of shares being bought
                    [_]  Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
   --------------------------------------------------------------------------
   Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                    [_]  Write to the fund at the following address:
                        Smith Barney Investment Series
                        Growth and Income Fund
                        (Specify class of shares)
                        c/o PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699



Smith Barney Growth and Income Fund

                 [_] Enclose a check to pay for the shares. For initial purchases, complete and send an account application.
                 [_]  For more information, call Smith Barney Share-
                      holder Services at 1-800-451-2010.
 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-tain money market funds, in order to buy shares on a regular basis.

                 [_] Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 [_] If you do not have sufficient funds in your account on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.




                                                      Smith Barney Mutual Funds

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney mutual funds. Be sure to of mutual funds read the prospectus of the Smith Barney mutual fund tailored to help into which you are exchanging. An exchange is a tax-
    meet the varying able transaction.
 needs of both large
 and small investors [_]  You may exchange shares only for shares of the same class of another Smith Barney mutual fund.
                          You may exchange Class O shares for Class L shares
                          of another Smith Barney mutual fund and Class P
                          shares for Class B shares of another Smith Barney
                          mutual fund. You may exchange Class 1 shares for
                          Class A shares of certain Smith Barney mutual
                          funds. Not all Smith Barney funds offer all classes.
                     [_]  Not all Smith Barney funds may be offered in your
                          state of residence. Contact your Service Agent or the
                          transfer agent for further information.
                     [_]  Exchanges of Class A, Class B, Class L and Class 1
                          shares are subject to minimum investment
                          requirements (except for systematic investment plan
                          exchanges), and all shares are subject to the other
                          requirements of the fund into which exchanges are
                          made.
                     [_]  If you hold share certificates, the applicable sub-
                          transfer agent must receive the certificates endorsed
                          for transfer or with signed stock powers (documents
                          transferring ownership of certificates) before the
                          exchange is effective.
                     [_]  The fund may suspend or terminate your exchange
                          privilege if you engage in an excessive pattern of
                          exchanges.
------------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be
                     measured from the date of your original purchase of
                     shares subject to a deferred sales charge. If the fund
                     into which you are exchanging has a higher deferred
                     sales charge, you will be subject to that charge. If you
                     exchange at any time into a fund with a lower charge,
                     the sales charge will not be reduced.



Smith Barney Growth and Income Fund

     ----------------------------------------------------------------------
     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                  Stock Exchange is open. For clients of a PFS Invest-ments Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other share-holders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Re-quests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                  You can make telephone exchanges only between ac-
                  counts that have identical registrations.
     ----------------------------------------------------------------------
          By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at its address on the following page.



                                                      Smith Barney Mutual Funds

  Redeeming shares


      Generally Contact your Service Agent to redeem shares of the fund.

                If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-
                count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
      -------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                For clients of a PFS Investments Registered Representa-tive, write to Primerica Shareholder Services at the fol-lowing address:

                    Primerica Shareholder Services
                    P.O. Box 9662
                    Providence, RI 02940-9662

                For all other investors, send your request to PFPC Global Fund Services at the following address:

                    Smith Barney Investment Series
                    Growth and Income Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699



Smith Barney Growth and Income Fund

                 Your written request must provide the following:

                 [_]  The name of the fund and account number
                 [_]  The class of shares and the dollar amount or num-
                      ber of shares to be redeemed
                 [_]  Signatures of each owner exactly as the account is
                      registered
--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts
                 up to $50,000 per day through the fund. You must
                 complete an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions
                 by telephone on any day the New York Stock Exchange
                 is open. For clients of a PFS Investments Registered
                 Representative, call Primerica Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                 (Eastern time). All other shareholders should call Smith
                 Barney Shareholder Services at 1-800-451-2010 between
                 9:00 a.m. and 4:00 p.m. (Eastern time). Requests
                 received after the close of regular trading on the
                 Exchange are priced at the net asset value next
                 determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization form
                 to change the bank account designated to receive wire
                 or electronic transfers and you may be asked to provide
                 certain other documents. A sub-transfer agent may
                 charge a fee on a wire or an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_]  Your shares must not be represented by certificates
                 [_]  All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]  Name of the fund
[_]  Account number
[_]  Class of shares being bought, exchanged or redeemed
[_]  Dollar amount or number of shares being bought, exchanged or redeemed
[_]  Signature of each owner exactly as the account is registered


The fund's applicable sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the sub-transfer agent will bear any liability for telephone transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]  Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_] Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]  Changed your account registration
[_]  Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]  Suspend the offering of shares
[_]  Waive or change minimum and additional investment amounts
[_]  Reject any purchase or exchange order
[_]  Change, revoke or suspend the exchange privilege
[_]  Suspend telephone transactions


Smith Barney Growth and Income Fund

[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.


Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.


Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Record ownership If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. For these purposes, a distributor's financial consultants are not considered Service Agents.




                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes

Dividends The fund generally pays dividends quarterly and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss; long-
                                      term only if shares owned more
                                      than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Smith Barney Growth and Income Fund

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities using fair value procedures approved by the fund's board. The fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund and the value of your shares could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before its close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past five years or since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years ended October 31, 2000 through
October 31, 2002, was audited by         , independent auditors, whose report,
along with the fund's financial statements, is included in the annual report (available upon request). The information in the following tables for the fiscal years ended October 31, 1998 and 1999 has been audited by other independent auditors.


  For a Class 1 share of beneficial interest outstanding throughout each year ended October 31:


                                         2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
---------------------------------------------------------------------------------------
Net asset value, beginning of year                  $         $         $        $
---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income
 Net realized and unrealized gain (loss)
---------------------------------------------------------------------------------------
Total income (loss) from operations
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income
 Net realized gains
---------------------------------------------------------------------------------------
Total distributions
---------------------------------------------------------------------------------------
Net asset value, end of year                        $         $         $        $
---------------------------------------------------------------------------------------
Total return                                             %         %         %        %
---------------------------------------------------------------------------------------
Net assets, end of year (millions)                  $         $         $        $
---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                %         %         %        %
 Net investment income
---------------------------------------------------------------------------------------
Portfolio turnover rate                                  %         %         %        %
---------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.


Smith Barney Growth and Income Fund

  For a Class A share of beneficial interest outstanding throughout each year ended October 31:


                                         2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
---------------------------------------------------------------------------------------
Net asset value, beginning of year                  $         $         $        $
---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss)
---------------------------------------------------------------------------------------
Total income (loss) from operations
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income
 Net realized gains
---------------------------------------------------------------------------------------
Total distributions
---------------------------------------------------------------------------------------
Net asset value, end of year                        $         $         $        $
---------------------------------------------------------------------------------------
Total return                                             %         %         %        %
---------------------------------------------------------------------------------------
Net assets, end of year (millions)                  $         $         $        $
---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                %         %         %        %
 Net investment income
---------------------------------------------------------------------------------------
Portfolio turnover rate                                  %         %         %        %
---------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

  For a Class B share of beneficial interest outstanding throughout each year ended October 31:


                                         2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/  1998
---------------------------------------------------------------------------------------
Net asset value, beginning of year                  $         $         $        $
---------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss)
---------------------------------------------------------------------------------------
Total income from operations
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                  --        --        --
 Net realized gains
---------------------------------------------------------------------------------------
Total distributions
---------------------------------------------------------------------------------------
Net asset value, end of year                        $         $         $        $
---------------------------------------------------------------------------------------
Total return                                                       %         %        %
---------------------------------------------------------------------------------------
Net assets, end of year (millions)                  $         $         $        $
---------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                %         %         %        %
 Net investment income (loss)
---------------------------------------------------------------------------------------
Portfolio turnover rate                                  %         %         %        %
---------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.


                                                      Smith Barney Mutual Funds

  For a Class L share of beneficial interest outstanding throughout the period ended October 31:


                                                             2002/(1)/ 2001/(1)/ 2000(1)(2)
-------------------------------------------------------------------------------------------
Net asset value, beginning of year                                       $           $
-------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss
 Net realized and unrealized gain (loss)
-------------------------------------------------------------------------------------------
Total income (loss) from operations
-------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                                     --          --
 Net realized and unrealized loss                                                      --
-------------------------------------------------------------------------------------------
Total distributions                                                                    --
-------------------------------------------------------------------------------------------
Net asset value, end of year                                             $           $
-------------------------------------------------------------------------------------------
Total return                                                                %           %++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                           $           $
-------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                                                   %           %+
 Net investment loss                                                                 +
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     %           %
-------------------------------------------------------------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.
/(2)/For the period from October 9, 2000 (inception) to October 31, 2000. ++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  For a share of each class of capital stock outstanding throughout the period:


                                                             Class O(1)(2) Class P(1)(2) Class Y(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                               $             $             $
------------------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)
 Net realized and unrealized loss
------------------------------------------------------------------------------------------------------
Total loss from operations
------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment (loss)                                             --            --
 Net realized and unrealized income (loss)                         --            --            --
------------------------------------------------------------------------------------------------------
Total distributions                                                --            --
------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $             $             $
------------------------------------------------------------------------------------------------------
Total return++                                                      %             %             %
------------------------------------------------------------------------------------------------------
Net Assets, End of Year(000s)                                    $             $             $
------------------------------------------------------------------------------------------------------
Ratios to average net assets+:
 Expenses                                                           %             %             %
 Net investment income (loss)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             %             %             %
------------------------------------------------------------------------------------------------------



/(1)/For the period from December 8, 2000 (inception date) to October 31, 2002.

/(2)/Per share amounts have been calculated using the average shares method. ++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


Smith Barney Growth and Income Fund

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/


Smith Barney
Growth and Income Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Registered Representative, Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.
(Investment Company Act file no. 811-05018)

FD02013 02/03

                               February 28, 2003


                      STATEMENT OF ADDITIONAL INFORMATION

                        SMITH BARNEY INVESTMENT SERIES

                               125 Broad Street
                           New York, New York 10004
                                 800 451-2010


   This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Series (the "Company"), for Smith Barney Large Cap Core Fund ("Large Cap Fund"), Smith Barney Growth and Income Fund ("Growth and Income Fund"), and Smith Barney International Fund ("International Fund"), each dated February 28, 2003, as supplemented from time to time, and should be read in conjunction with the Company's Prospectuses. The Company issues a Prospectus for each of the funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained by contacting a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each, a "service agent"), by calling the applicable Fund at 1-800-451-2010, or by writing to the applicable Fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in its entirety into each Fund's Prospectus.


                                   CONTENTS



Management of the Company..............................................................   1
Investment Objectives and Management Policies..........................................  11
Risk Factors...........................................................................  26
Investment Restrictions................................................................  31
Brokerage..............................................................................  32
Portfolio Turnover.....................................................................  34
Distributors...........................................................................  35
Service Plans..........................................................................  36
Determination of Net Asset Value.......................................................  38
Additional Information on the Purchase and Sale of Fund Shares and Shareholder Programs  38
Distributions and Federal Taxes........................................................  56
Performance Information................................................................  59
Other Information......................................................................  62
Financial Statements...................................................................  65
Appendix............................................................................... A-1


   This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

                           MANAGEMENT OF THE COMPANY

  Trustees and Executive Officers


   The Trustees and officers of the Company, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships held are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.


   An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Trustee and officer of the Company noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.




                                                                                              Number of
                                                                                              Investment
                                                                                              Companies
                                                                                              Associated
                                                                                                 with
                       Position Held and                                                      Citigroup
                        Length of Time            Principal Occupation during Past 5           Overseen
Name and Age                Served                Years and Other Directorships Held          by Trustee
------------           ----------------- ---------------------------------------------------- ----------
Interested Trustee
R. Jay Gerken*; 51       Chairman of     Managing Director, Salomon Smith Barney (since          226
                         the Board and   1996).
                         Trustee since
                         2002

Disinterested Trustees
Elliott J. Berv; 59      Trustee since   President and Chief Operations Officer, Landmark         35
                         2001            City (Real Estate Development) (since 2002); Board
                                         Member, American Identity Corp. (doing business
                                         as Morpheus Technologies) (biometric information
                                         management) (since 2002; consultant since 1999);
                                         Director, Lapoint Industries (Industrial Filter
                                         Company) (since 2002); Executive Vice President
                                         and Chief Operations Officer, DigiGym Systems
                                         (On-line Personal Training Systems) (since 2001);
                                         Chief Executive Officer, President, Catalyst
                                         (Consulting) (since 1991); Director, Alzheimer's
                                         Association (New England Chapter) (since 1998).

Donald M. Carlton; 65    Trustee since   Director, American Electric Power (Electric Utility)     30
                         1997            (since 1999); Director, Valero Energy (Petroleum
                                         Refining) (since 1999); Consultant, URS
                                         Corporation (Engineering) (since 1999); Director,
                                         National Instruments Corp. (Technology) (since
                                         1994); former Chief Executive Officer, Radian
                                         International L.L.C. (Engineering) (from 1996 to
                                         1998); Member of the Management Committee,
                                         Signature Science (Research and Development)
                                         (since 2000).

                                                                                                 Number of
                                                                                                 Investment
                                                                                                 Companies
                                                                                                 Associated
                                                                                                    with
                           Position Held and                                                     Citigroup
                            Length of Time           Principal Occupation during Past 5           Overseen
Name and Age                    Served               Years and Other Directorships Held          by Trustee
------------               ----------------- --------------------------------------------------- ----------
A. Benton Cocanougher; 64    Trustee since   Dean Emeritus and Wiley Professor, Texas A&M            30
                             1991            University (since 2001); former Dean and Professor
                                             of Marketing, College and Graduate School of
                                             Business of Texas A&M University (from 1987 to
                                             2001); former Director, Randall's Food Markets,
                                             Inc. (from 1990 to 1999); former Director, First
                                             American Bank and First American Savings Bank
                                             (from 1994 to 1999).

Mark T. Finn; 59             Trustee since   Chairman and Owner, Vantage Consulting Group,           35
                             2001            Inc. (Investment Advisory and Consulting Firm)
                                             (since 1988); former Vice Chairman and Chief
                                             Operating Officer, Lindner Asset Management
                                             Company (Mutual Fund Company) (from March
                                             1999 to 2001); former President and Director, Delta
                                             Financial, Inc. (Investment Advisory Firm) (from
                                             1983 to 1999); former General Partner and
                                             Shareholder, Greenwich Ventures LLC (Investment
                                             Partnership) (from 1996 to 2001); former President,
                                             Secretary, and Owner, Phoenix Trading Co.
                                             (Commodity Trading Advisory Firm) (from 1997 to
                                             2000).

Stephen Randolph Gross; 55   Trustee since   Partner, Capital Investment Advisory Partners           30
                             1986            (Consulting) (since January 2000); Director, United
                                             Telesis, Inc. (Telecommunications) (since 1997);
                                             Managing Director, Fountainhead Ventures, L.L.C.
                                             (Consulting) (since March 1998); Director,
                                             ebank.com, Inc. (since 1997); Director, Andersen
                                             Calhoun (Assisted Living) (since 1987); Secretary,
                                             Carint N.A. (Manufacturing) (since 1988); former
                                             Treasurer, Hank Aaron Enterprises (Fast Food
                                             Franchise) (from 1985 to 2001); Chairman, Gross,
                                             Collins & Cress, P.C. (Accounting Firm) (since
                                             1980); Treasurer, Coventry Limited, Inc. (since
                                             1985); former Director, Charter Bank, Inc.(from
                                             1987 to 1997); former Director, Yu Save, Inc.
                                             (Internet Company) (from 1998 to 2000); former
                                             Director, Hotpalm.com, Inc. (Wireless
                                             Applications) (from 1998 to 2000); former Director,
                                             Ikon Ventures, Inc. (from 1997 to 1998).

Diana R. Harrington; 62      Trustee since   Professor, Babson College (since 1992); former          35
                             2001            Trustee, The Highland Family of Funds (Investment
                                             Company) (from March 1997 to March 1998).

Susan B. Kerley; 51          Trustee since   Consultant, Global Research Associates, Inc.            35
                             2001            (Investment Consulting) (since 1990); Director,
                                             Eclipse Funds (currently supervises 17 investment
                                             companies in fund complex) (since 1990).

                                                                                               Number of
                                                                                               Investment
                                                                                               Companies
                                                                                               Associated
                                                                                                  with
                         Position Held and                                                     Citigroup
                          Length of Time           Principal Occupation during Past 5           Overseen
Name and Age                  Served               Years and Other Directorships Held          by Trustee
------------             ----------------- --------------------------------------------------- ----------
Alan G. Merten; 61        Trustee since    President, George Mason University (since 1996);        30
                          1990             Director, Comshare, Inc. (Information Technology)
                                           (since 1985); former Director, Indus (Information
                                           Technology) (from 1995 to 1999).

C. Oscar Morong, Jr.; 67  Trustee since    Managing Director, Morong Capital Management            35
                          2001             (since 1993); former Director, Indonesia Fund
                                           (Closed End Fund) (from 1990 to 1999); Trustee,
                                           Morgan Stanley Institutional Fund (currently
                                           supervises 75 investment companies) (since 1993).

R. Richardson Pettit; 60  Trustee since    Professor of Finance, University of Houston (since      30
                          1990             1977); Independent Consultant (since 1984).

Walter E. Robb, III; 76   Trustee since    Director, John Boyle & Co., Inc. (Textiles) (since      35
                          2001             1999); President, Benchmark Consulting Group, Inc.
                                           (Service Company) (since 1991); Director, Harbor
                                           Sweets, Inc. (Candy) (since 1990); Sole Proprietor,
                                           Robb Associates (Corporate Financial Advisors)
                                           (since 1978); Director, W.A. Wilde Co. (Direct
                                           Mail) (since 1982); Director, Alpha Granger
                                           Manufacturing, Inc. (Electronics) (since 1983); Co-
                                           Owner, Kedron Design (gifts) (since 1978); former
                                           Trustee, MFS Family of Funds (Investment
                                           Company) (from 1985 to 2001); former President
                                           and Treasurer, Benchmark Advisors, Inc. (Corporate
                                           Financial Advisors) (from 1989 to 2000).

Officers

R. Jay Gerken*; 51        President since  Managing Director, Salomon Smith Barney (since         N/A
                          2002             1996).

Lewis E. Daidone*; 45     Chief            Managing Director, Salomon Smith Barney (since         N/A
                          Administrative   1990); Director and Senior Vice President, Smith
                          Officer and      Barney Fund Management LLC and Travelers
                          Senior Vice      Investment Adviser.
                          President since
                          2000

Alan Blake*; 53           Vice President   Managing Director, Salomon Smith Barney (since         N/A
                          and Investment   2001).
                          Officer since
                          2001

James Conheady*; 67       Vice President   Managing Director, Salomon Smith Barney.               N/A
                          and Investment
                          Officer since
                          1997

Roger M. Lavan*;          Vice President   Managing Director, Salomon Smith Barney.               N/A
                          since 2002

                                                                                            Number of
                                                                                            Investment
                                                                                            Companies
                                                                                            Associated
                                                                                               with
                        Position Held and                                                   Citigroup
                         Length of Time          Principal Occupation during Past 5          Overseen
Name and Age                 Served              Years and Other Directorships Held         by Trustee
------------            ----------------- ------------------------------------------------- ----------
Francis L. Mustaro*;     Vice President   Managing Director, Salomon Smith Barney.             N/A
                         since 2002

Michael Kagan*; 43       Vice President   Managing Director, Salomon Smith Barney (since       N/A
                         and Investment   2000).
                         Officer since
                         2000

Lawrence Weissman*; 41   Vice President   Managing Director, Salomon Smith Barney (since       N/A
                         and Investment   1997); former Portfolio Manager, Neuberger &
                         Officer since    Berman, LLC (from 1995 to 1997).
                         1999

Timothy Woods*;41        Vice President   Managing Director, Salomon Smith Barney (since       N/A
                         and Investment   1999); former Portfolio Manager, Banker's Trust.
                         Officer since
                         2001

Richard Peteka*;         Treasurer since                                                       N/A
                         2002

Kaprel Ozsolak*;         Controller                                                            N/A
                         since 2002

Andrew Beagley*; 40      Chief Anti-      Director, Salomon Smith Barney (since 2000);         N/A
                         Money            Director of Compliance, North America, Citigroup
                         Laundering       Asset Management (since 2000); Director of
                         Compliance       Compliance, Europe, the Middle East and Africa,
                         Officer since    Citigroup Asset Management (from 1999 to 2000);
                         2002             Compliance Officer, Salomon Brothers Asset
                                          Management Limited, Smith Barney Global Capital
                                          Management Inc., Salomon Brothers Asset
                                          Management Asia Pacific Limited (from 1997
                                          to 1999).

Marianne Motley*; 43     Assistant        Director, Mutual Fund Administration for Salomon     N/A
                         Treasurer since  Smith Barney (since 1994).
                         2000

Robert I. Frenkel*; 48   Secretary since  Managing Director and General Counsel, Global        N/A
                         2000             Mutual Funds for Citigroup Asset Management
                                          (since 1994).

Thomas C. Mandia*; 40    Assistant        Director and Deputy General Counsel, Citigroup       N/A
                         Secretary since  Asset Management (since 1992).
                         2000

Rosemary D. Emmens*; 33  Assistant        Vice President and Associate General Counsel,        N/A
                         Secretary since  Citigroup Asset Management (since 1998); Counsel,
                         2000             The Dreyfus Corporation (from 1995 to 1998).

Harris Goldblat*; 33     Assistant        Associate General Counsel, Citigroup Asset           N/A
                         Secretary since  Management (since 2000); Associate, Stroock &
                         2000             Stroock & Lavan LLP (from 1997 to 2000).

                                                                               Number of
                                                                               Investment
                                                                               Companies
                                                                               Associated
                                                                                  with
                  Position Held and                                            Citigroup
                   Length of Time       Principal Occupation during Past 5      Overseen
Name and Age           Served           Years and Other Directorships Held     by Trustee
------------      ----------------- ------------------------------------------ ----------

Joseph Volpe*; 40    Assistant      Vice President, Citigroup Asset Management    N/A
                     Controller     (since 1992).
                     since 2002

Joseph Genco*; 34    Assistant      Assistant Vice President, Citigroup Asset     N/A
                     Controller     Management (since 1997).
                     since 2002


   The business affairs of each Fund are managed by or under the direction of the Board of Trustees.


   The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940
Act. The Audit Committee met        times during the Funds' last fiscal year to
review the internal and external auditing procedures of the Funds and, among other things, to consider the selection of independent certified public accountants for the Funds, to approve all significant services proposed to be performed by the accountants and to consider the possible effect of such services on their independence.



   The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Funds are members of the Governance Committee. The
Governance Committee met        times during the Funds' last fiscal year. The
Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.



   The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002:



                                                                                         Aggregate Dollar
                                                                                          Range of Equity
                                                                                         Securities in All
                                                 Dollar Range of Equity Securities     Investment Companies
                                              ----------------------------------------    Associated with
                                                             Growth and  International Citigroup Overseen by
Name of Trustee                               Large Cap Fund Income Fund     Fund           the Trustee
---------------                               -------------- ----------- ------------- ---------------------
Interested Trustee
R. Jay Gerken................................
Disinterested Trustees
Elliott J. Berv..............................
Donald M. Carlton............................
A. Benton Cocanougher........................
Mark T. Finn.................................
Stephen Randolph Gross.......................
Diana R. Harrington..........................
Susan B. Kerley..............................
Alan G. Merten...............................
C. Oscar Morong, Jr..........................
R. Richardson Pettit.........................
Walter E. Robb, III..........................

   [None of the disinterested Trustees nor their family members had any interest in the manager, Salomon Smith Barney, or any person directly or indirectly controlling, controlled by, or under common control with the manager or Salomon Smith Barney as of December 31, 2002.]



   Information regarding compensation paid to the Trustees of the Company for the fiscal year ended October 31, 2002 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the manager.


   The Funds currently pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates an annual fee of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, the Funds will reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

  Trustees Compensation Table


                                              Aggregate     Aggregate
                                 Aggregate   Compensation Compensation
                                Compensation from Growth      from
                                 from Large   and Income  International
         Trustee                  Cap Fund       Fund         Fund
         -------                ------------ ------------ -------------
         Interested Trustees
         R. Jay Gerken.........      $0           $0           $0
         Heath B. McLendon/(1)/      $0           $0           $0
         Disinterested Trustees
         Elliott J. Berv.......      $            $            $
         Donald M. Carlton.....      $            $            $
         A. Benton Cocanougher.      $            $            $
         Mark T. Finn..........      $            $            $
         Riley C. Gilley/(1)/..      $            $            $
         Stephen Randolph Gross      $            $            $
         Diana R. Harrington...      $            $            $
         Susan B. Kerley.......      $            $            $
         Alan G. Merten........      $            $            $
         C. Oscar Morong, Jr...      $            $            $
         R. Richardson Pettit..      $            $            $
         Walter E. Robb, III...      $            $            $
         E. Kirby Warren/(1)/..      $            $            $

--------

/(1)/ Messrs. Gilley and Warren, former Trustees of the Company, retired as of June 30, 2002. Mr. McLendon resigned as Trustee of the Company as of September 13, 2002. Mr. McLendon did not receive any compensation from the Company for the fiscal year ended October 31, 2002, as he was affiliated with the manager.

                                                Pension or         Total
                                                Retirement      Compensation
                                                 Benefits      from Funds and
                                              Accrued as Part   Fund Complex
                                                  of Fund     Paid to Trustees Number of Funds
Trustee                                        Expenses/(2)/   as of 12/31/02    in Complex
-------                                       --------------- ---------------- ---------------
Interested Trustees
R. Jay Gerken................................       None          $      0
Heath B. McLendon /(1)/......................       None          $      0
Disinterested Trustees
Elliott J. Berv..............................       None          $
Donald M. Carlton /(3)/......................       None          $
A. Benton Cocanougher /(3)/..................       None          $
Mark T. Finn.................................       None          $
Stephen Randolph Gross /(3)/.................       None          $
Riley C. Gilley/(1)/.........................      $              $
Diana R. Harrington..........................       None          $
Susan B. Kerley..............................       None          $
Alan G. Merten /(3)/.........................       None          $
C. Oscar Morong, Jr..........................       None          $
R. Richardson Pettit /(3)/...................       None          $
Walter E. Robb, III..........................       None          $
E. Kirby Warren/(1)/.........................      $              $

--------

/(1)/ Messrs. Gilley and Warren, former Trustees of the Company, retired as of June 30, 2002. Mr. McLendon resigned as Trustee of the Company as of September 13, 2002. Mr. McLendon did not receive any compensation from the Company for the fiscal year ended October 31, 2002, as he was affiliated with the manager.


/(2)/ The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31,
      2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Company or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The amount of benefits to be paid under the Retirement Plan cannot currently be determined.


/(3)/ Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Company during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Retirement Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior
      plan for the 2002 fiscal year were $      . The amount of benefits to be
      paid under the prior plan cannot currently be determined for these Trustees.




   Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

   The Declaration of Trust of the Company provides that the Company will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Company, unless, as to liability to the Company, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions in the best interest of the Company. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


   As of February       , 2003, the Trustees and officers of the Company, as a
group, owned less than 1.00% of any class of the outstanding shares of each Fund.



   As of February       , 2003, to the best knowledge of the Funds, the
following Shareholders of record owned 5% or more of the outstanding shares of the share class indicated:





      Fund                                         Class Percent Name Address
      ----                                         ----- ------- ---- -------


  Investment Manager


   Smith Barney Fund Management LLC (the "manager") manages the assets of the Funds pursuant to an investment management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Company may determine, the manager manages the securities of each Fund and makes investment decisions for each Fund. In addition, the manager provides certain administrative services to each Fund under the Management Agreement.


   The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Citigroup.

   The manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments for the Funds. The Management Agreement provides that the manager may delegate the daily management of the securities of a Fund to one or more subadvisers, and that the manager may render services to others.

   The manager provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; and arranging for the maintenance of books and records of each Fund. Trustees, officers and shareholders in the Funds are or may be or may become interested in the manager, as directors, officers, employees or otherwise, and directors, officers and employees of the manager are or may become similarly interested in the Funds.

   Unless otherwise terminated, the Management Agreement will continue in effect with respect to a Fund for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

   The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by a vote of the Fund's Trustees, or by the manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


   In approving the Management Agreement, the Board, including the disinterested Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager or its affiliates in connection with providing services to the Funds, compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Fund in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Fund performance and manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from brokers-dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Management Agreement was in the best interests of each Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.



   For its services under the Management Agreement with respect to the Large Cap Fund and the Growth and Income Fund, the manager is entitled to receive fees, which are computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year: 0.65% up to $1 billion; 0.60% on the next $1 billion; 0.55% on the next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets thereafter. For its services under the Management Agreement with respect to the International Fund, the manager is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 1.00% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The manager may reimburse a Fund for, or waive, all or any portion of its management fees.



   For the fiscal years ended October 31, 2000, 2001 and 2002 the Funds paid advisory fees as follows:



   Fund                                             2000        2001     2002
   ----                                          ----------- ----------- ----
   Large Cap Fund............................... $31,264,546 $26,431,171  $
   Growth and Income Fund.......................   9,663,674   9,997,622
   International Fund...........................   1,924,573   1,690,591



  Subadviser (International Fund only)



   The manager has delegated the daily management of the investments of the International Fund to its affiliate, Citigroup Asset Management Ltd. (the "subadviser").



   It is the responsibility of the subadviser to make the day-to-day investment decisions for the International Fund, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of the manager. The subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the International Fund and effecting securities transactions for the International Fund.



   The manager has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with the subadviser. Unless otherwise terminated, the Sub-Advisory Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the International Fund's Trustees or by a vote of a majority of the outstanding voting securities of the International Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.



   The Sub-Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the International Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the International Fund (as defined in the 1940 Act) or by a vote of the Fund's Trustees, or by the manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment (as defined in the 1940
Act). The Sub-Advisory Agreement provides that neither the subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the International Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Sub-Advisory Agreement.



   For its services under the Sub-Advisory Agreement, the subadviser is entitled to receives fees, which are computed daily and paid monthly, at an
annual rate equal to   % of the Fund's average daily net assets on an
annualized basis for the International Fund's then-current fiscal year. The subadviser's compensation is payable by the manager.


  Code of Ethics


   Pursuant to Rule 17j-1 of the 1940 Act, the Funds, the manager, the subadviser and principal underwriters have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by a Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.


   A copy of the Funds' code of ethics is on file with the SEC.

  Independent Auditors


   KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the Funds' independent auditors to examine and report on the Funds' financial statements and highlights for the fiscal year ending October 31, 2003.

                 INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

   The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses. The selection of investments and the utilization of investment techniques depends on, among other things, the manager's investment strategies for the Funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the manager's opinion, make economic sense. The Funds may engage in these and any other practices not prohibited by their investment restrictions. Investment objectives and management policies may be changed by the Trustees without shareholder approval. For further information regarding the risks associated with these practices, see "Risk Factors" below.

   Each Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under the Act.

General

  International Fund


   International Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.



   The International Fund invests primarily in the common stocks of foreign companies that the manager believes have above-average prospects for growth, including companies in emerging markets. Generally, the International Fund invests in a number of different countries and, under normal circumstances, the International Fund invests in companies in at least three foreign markets. The fund may invest up to 10% of its net assets (at the time of investment) in issuers located in or doing a substantial portion of their business in emerging markets. Under normal circumstances, the Fund also invests primarily in large cap securities. Large cap securities are securities of issuers typically with market capitalizations of $750 million or more.



   The International Fund usually invests in securities listed on securities exchanges, although it may also purchase securities which are not registered for sale to the general public, or, to a limited extent, securities that are not readily marketable. The International Fund may invest directly in foreign securities or may invest in depositary receipts.



   While the International Fund's policy is to invest primarily in common stocks of companies organized outside the United States ("non-U.S. issuers") believed to possess better than average prospects for growth, appreciation may be sought in other types of securities, principally of non-U.S. issuers, such as fixed income securities, convertible and non-convertible bonds, preferred stocks and warrants, when relative values make such purchases appear attractive either as individual issuers or as types of securities in certain economic environments. There is no formula as to the percentage of assets that may be invested in any one type of security.


  Large Cap Fund

   Large Cap Fund seeks capital appreciation. Large Cap Fund seeks to achieve its investment objective primarily through investments in U.S. common stocks and other equity securities. Any income realized on its investments will be purely incidental to its goal of capital appreciation. Under normal market conditions, the Large Cap Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations and related investments. Although this policy relating to securities of companies with large market capitalizations may be changed without shareholder approval, the Large Cap Fund will provide its shareholders with at least 60 days prior notice of any change in this policy.

   The Fund also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short term investments may include repurchase agreements with banks or broker-dealers. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

   Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies.

  Growth and Income Fund

   Growth and Income Fund seeks reasonable growth and income. Growth and Income Fund seeks to achieve its investment objective primarily through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

   Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

   The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

Equity Securities (All Funds except as otherwise noted)

   Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

   Warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

   REITs. Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate loans or interests. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code"). Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if a Fund invests in REITs.

Fixed Income Securities (All Funds except as otherwise noted)

   Corporate Debt Obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Because zero coupon securities do not pay current interest in cash, these securities are subject to greater credit risk and greater fluctuation in value in response to changes in market interest rates than debt obligations that pay interest currently.

   U.S. Government Securities. The U.S. Government securities in which the Funds may invest include bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

   Short-Term Investments. In certain circumstances the Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved.

   Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore may only invest in a master demand note to the extent that the investment would not violate the Fund's limits on restricted and illiquid securities.

   Commercial Bank Obligations. The Funds may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.


   The International Fund may invest in bank obligations issued by foreign banks. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.


Derivative Contracts (All Funds except as otherwise noted)

   Writing Covered Call Options. The Funds may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

   A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the Fund as writer of a call option continues, the Fund may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian.

   The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

   Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

   Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

   The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

   Purchasing Put Options. The Funds may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

   Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

   Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

   Purchasing Call Options. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into a closing sale transaction with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction.

   Options on Stock Indices. Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

   Futures Contracts. Each Fund may enter into interest rate or currency Futures Contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. A Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

   A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

   Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations or other market factors, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

   Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Funds intend to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

   As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.


   Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, currency exchange rates, financial indices or other instruments.


   Each Fund's Futures transactions normally will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Each of the Funds may, however, enter into Futures transactions for non-hedging purposes, subject to applicable law.

   "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins which may be 5% or less of the value of the Futures Contract being traded.

   If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

   Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

   To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.


   In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations and related positions of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets, or (iii) for non-hedging purposes, provided that the aggregate notional value of such non-hedging positions (as calculated pursuant to CFTC regulations and interpretations) does not exceed the liquidation value of the Fund's assets.


   New options and Futures Contracts, such as single stock futures and narrow-based security indices futures, and various combinations thereof continue to be developed and each Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objectives and regulatory requirements applicable to investment companies.


   Foreign Currency Exchange Transactions (International Fund). Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may, but is not obligated to, enter into currency exchange transactions to convert U.S. currency to foreign currency and foreign currency to U.S. currency, as well as convert foreign currency to other foreign currencies. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Fund also may, but is not obligated to, enter into foreign currency hedging transactions in an attempt to protect the value of the assets of the Fund as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although the Fund's assets are valued daily in terms of U.S. dollars, the Company does not intend to convert the Fund's holdings of other currencies into U.S. dollars on a daily basis.) The Fund does not currently intend to speculate in currency exchange rates or forward contracts.

   The Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.



   A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because these contracts are traded in the interbank market and not on organized commodities or securities exchanges, these contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.



   When the Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U. S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.





   When the manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The projection of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that its best interests will be served.


   The Fund generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, the Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.



   It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.



   The Fund has established procedures consistent with policies of the Securities and Exchange Commission (the "SEC") concerning forward contracts. Those policies currently require that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.



   The Fund may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If the Fund purchases a put option on a non-U.S. currency and the value of the non-U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.



   The purchase of such options could offset, at least partially, the effects of adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.



   The Fund may write options on non-U.S. currencies for hedging purposes or otherwise to achieve its investment objective. For example, where the Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received.



   Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.



   The writing of put or call options on non-U.S. currencies by the Fund will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.





   Put and call options on non-U.S. currencies written by the Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.



   Investing in depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities denominated in currencies other than the U.S. dollar. Because the securities underlying these receipts are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. The Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

   Of course, the Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the manager. It should be realized that under certain circumstances, hedging arrangements to protect the value of the Fund's securities against a decline in currency values may not be available to the Fund on terms that make economic sense (they may be too costly). It should also be realized that these methods of protecting the value of the Fund's securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged currency, they do not eliminate the risk of loss and also tend to limit any potential gain which might result should the value of such currency increase.


   Use of Segregated and Other Special Accounts. Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.

   OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and Option Clearing Corporation ("OCC") issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

   In the case of a Futures Contract or an option on a Futures Contract, the Fund must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based Futures Contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

   Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a Futures Contract or forward contract, the Fund could purchase a put option on the same Futures Contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Practices


   Securities of Foreign Issuers. The Large Cap and Growth and Income Funds may invest up to 20% of their assets in securities of foreign issuers, and the International Fund invests primarily in common stocks of foreign issuers under normal circumstances. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.



   Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.



   ADRs, EDRs and GDRs are issued through "sponsored" or "unsponsored" arrangements. In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the holders. In addition, less information is available in the United States about an unsponsored depositary receipt than about a sponsored depositary receipt, and the financial information about a company may not be as reliable for an unsponsored depositary receipt as it is for a sponsored depositary receipt. Each Fund may invest in depositary receipts through both sponsored and unsponsored arrangements.


   With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

   The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur expenses in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

   A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors. For more information regarding the risks of investing in securities of emerging markets, see "Risk Factors--Securities of Developing/Emerging Markets Countries" below.


   Subject to applicable statutory and regulatory limitations, assets of the International Fund may be invested in shares of other investment companies. The International Fund may invest in closed-end investment companies which primarily hold securities of non-U.S. issuers. Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.


   ETFs or Exchange Traded Funds. Each Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index.

   Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.

   Illiquid and Restricted Securities. The Funds may invest in illiquid and restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the restriction, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent qualified institutional buyers become for a time uninterested in purchasing these restricted securities. This could result in a Fund's inability torealize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

   Repurchase Agreements. Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

   For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

   Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.


   Short Sales. Each Fund may from time to time make short sales of securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales. The Fund may also enter into short sales "against the box". A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. There are certain transaction costs associated with short sales against the box, but the Fund endeavors to offset these costs with the income from the investment of the cash proceeds of short sales. Each of the Large Cap Fund and the Growth and Income Fund does not intend to make short sales or maintain a short position if to do so would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for such sales. The manager does not expect that more than 40% of the International Fund's total assets would be involved in short sales against the box. The manager currently does not intend to engage in such sales for the International Fund.


   The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Where short sales are not against the box, losses may be unlimited.


   Leverage. Each Fund may borrow from banks, on a secured or unsecured basis and use the proceeds to make additional investments. This speculative factor is known as "leverage." Leverage creates an opportunity for increased returns to shareholders of a Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a Fund's shares and in a Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income or appreciation from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. If the securities purchased with borrowed funds lose value, the net loss of the Fund will be greater than if leverage had not been used. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund. Each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

   Lending Portfolio Securities. Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, cash equivalents, or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Salomon Smith Barney, and which is acting as a "finder".


   In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the manager the consideration to be earned from such loans would justify the risk. It is not intended that the value of the securities loaned by the International Fund would exceed 30% of the market value of the Fund's total assets.



   When-Issued Securities. Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities occurs beyond customary settlement times. In general, a Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. It is expected that, under normal circumstances, a Fund would take delivery of such securities, but the Fund may sell them before the settlement date. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transactions themselves. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.


                                 RISK FACTORS

   The Prospectuses discuss the risk factors associated with the investment policies and strategies employed by each Fund. The following discussion supplements the description of risk factors contained in the Prospectuses.

   General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

   Equity Securities. Equity securities have historically been more volatile than most debt securities in response to market risk. Market risk is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions. The value of some securities held by the Funds may be quite volatile.

   Fixed Income Securities. Investments in fixed income securities may subject the Funds to risks, including the following:

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

   Lower Rated and Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds, commonly referred to as "junk bonds", have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

   Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other rating agencies might not timely change their ratings of a particular issue to reflect subsequent events.

   Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

   Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

   Special Risks of Countries in the Asia Pacific Region. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

   Securities of Developing/Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

   One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. In Latin America, countries have faced currency devaluation and defaults on public debt creating national economic crises. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

   Many of a Fund's investments in the bonds of issuers in emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

   Derivative Instruments. In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Derivative contracts include options, Futures Contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

   The following are the principal risks associated with derivative instruments.

      Leverage and associated price volatility: The use of certain derivatives may involve leverage for a Fund because they create an obligation, or indebtedness, to someone other than the Fund's investors and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. Derivatives may magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does.

      Credit risk: Certain types of derivatives are subject to the risk that the counterparty may fail to honor contract terms.

      Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Certain derivative instruments are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

      Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

   Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of such instrument in relation to the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

   Special Risks of Using Futures Contracts and Options on Futures
Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

   Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

   In order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

   Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

   As with options on debt securities, the holder of an option may terminate the position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on Futures Contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

   In addition to the risks which apply to all option transactions, there are several special risks relating to options on Futures Contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on Futures Contracts on any exchange unless and until, in the manager's opinion, the market for such options had developed sufficiently that the risks in connection with options on Futures Contracts are not greater than the risks in connection with Futures Contracts. Compared to the use of Futures Contracts, the purchase of options on Futures Contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a Futures Contract involves risks similar to those arising in the sale of Futures Contracts, as described above.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency--the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by a Fund.

   Portfolio Turnover. Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions a Fund may experience a high rate of portfolio turnover. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may accelerate the recognition of taxable gains as well as increase the recognition of short-term, rather than long-term, capital gains if as a result securities are held for one year or less. (For further information see "Portfolio Turnover" below).

   Special Risks of Options. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

   The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

   Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Salomon Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Trustees may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

   Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                            INVESTMENT RESTRICTIONS

   Each Fund has adopted the following policies which may not be changed with respect to a Fund without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

   A Fund may not:

      (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

      (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

      (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

      (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

      (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

      (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

      (7) purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco (Large Cap Fund and Growth and Income Fund only).

   The Funds have also adopted the following nonfundamental investment restriction that may be changed by the Company's Board of Trustees at any time. Accordingly, a Fund may not:

   invest more than 15% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).

   If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                                   BROKERAGE

   The manager is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, a Fund may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Fund or the manager.

   Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the manager in fulfilling its investment-decision making responsibilities.


   Pursuant to the Management Agreement, the manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the manager and its affiliates have with respect to accounts over which they exercise investment discretion. The management fee that a Fund pays to the manager will not be reduced as a consequence of the manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the manager, the manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently. During the fiscal year ended October 31, 2002, the
Company directed the payment of $       in brokerage commissions to brokers
because of research services provided.


   To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Funds or other investment companies associated with Citigroup as a factor in the selection of firms to execute portfolio transactions for the Funds.

   The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Funds effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Funds. In the opinion of the manager, the benefits from research services to the Funds and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.

   The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations among a Fund, and other advisory accounts, the main factors considered by the manager are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

   The following table summarizes for each Fund the total brokerage commissions paid.


                                                               Growth &
        Fiscal Year Ended October 31 International Large Cap    Income
        ---------------------------- ------------- ---------- ----------
                    2002............   $           $          $
                    2001............   $233,590    $2,718,714 $2,139,394
                    2000............   $520,019    $3,212,619 $4,394,666




   The Funds may from time to time place brokerage transactions with the Funds' distributor, Salomon Smith Barney, or through other brokers that may be considered affiliated persons of the manager or a distributor. The Board of Trustees has adopted procedures designed to ensure that commissions paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

   The Funds paid the following commissions to affiliated brokers during the periods shown:


                                                           Salomon
                                                            Smith
             Fiscal 2002 Commissions                       Barney
             -----------------------                       -------
             International................................    $
             Large Cap....................................    $
             Growth and Income............................    $



                                                           Salomon
                                                            Smith
             Fiscal 2001 Commissions                       Barney
             -----------------------                       --------
             International................................ $ 13,189
             Large Cap.................................... $154,694
             Growth and Income............................ $259,619



                                                          Salomon
                                              Robinson     Smith
             Fiscal 2000 Commissions        Humphrey/(1)/ Barney
             -----------------------        ------------  --------
             International.................        --     $ 34,568
             Large Cap.....................   $13,591     $144,948
             Growth and Income.............        --     $ 35,310



--------
/(1)/ Robinson Humphrey is now a part of Salomon Smith Barney.


   For each affiliated broker, the tables below set forth the percentage of the Fund's aggregate brokerage commissions paid to the broker during the fiscal year ended October 31, 2002, and the percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through the broker during the same period.



           Percentage of Aggregate                         Salomon
           Brokerage Commissions Paid                    Smith Barney
           --------------------------                    ------------
           International................................        %
           Large Cap....................................        %
           Growth and Income............................        %



           Percentage of
           Aggregate Dollar Amount of
           Transactions Involving                          Salomon
           Payment of Commissions                        Smith Barney
           ----------------------                        ------------
           International................................         %
           Large Cap....................................         %
           Growth and Income............................         %


                              PORTFOLIO TURNOVER

   For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the manager deem it advisable to purchase or sell securities.

   For the fiscal years ended October 31, 2001 and 2002 the portfolio turnover rates were as follows:



       Fund                                                    2002 2001
       ----                                                    ---- ----
       International Fund.....................................  %   24%
       Large Cap Fund.........................................  %   27%
       Growth and Income Fund.................................  %   69%


   Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

   The manager manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Salomon Smith Barney research department in managing the Funds.

                                 DISTRIBUTORS


   Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York, 10013 and PFS Distributors, Inc., located at 3120 Breckinridge Blvd., Duluth, Georgia 30099 ("PFS Distributors" and, collectively with Salomon Smith Barney, the "distributors"), serve as non-exclusive principal underwriters and co-distributors of the shares of the Funds pursuant to written agreements dated June 5, 2000 (the "Distribution Agreements") which were approved by the Funds' Board of Trustees, including a majority of the independent Trustees, on April 17, 2000. Prior to and up to June 5, 2000, CFBDS, Inc. ("CFBDS") acted as a distributor.



   A distributor's obligation is an agency or "best efforts" arrangement under which the distributor is required to take and pay only for such shares of each Fund as may be sold to the public. A distributor is not obligated to sell any stated number of shares. Each Distribution Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Company's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. Each Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.



   A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the applicable distributor and may be substantial. Citigroup and its affiliates may make similar payments under similar arrangements.



   A distributor is entitled to receive the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares, and said amount is paid to service agents. PFS Distributors and Salomon Smith Barney are entitled to receive the contingent deferred sales charge paid upon certain redemptions of Class B and L shares directly from the Fund, for PFS accounts and Salomon Smith Barney accounts, respectively, for any of the distribution and service expenses described above.


  Initial Sales Charges--Class 1, Class A, Class L and Class O


   The following table shows commissions paid as initial sales charges on Class 1, Class A, Class L and Class O shares, amounts retained by a distributor and amounts received by PFS Investments, Inc. during the fiscal years ended October 31, 2002, 2001 and 2000. For the period prior to June 5, 2000, CFBDS, Inc. served as distributor to the Funds.



 October 31, 2002                    International  Large Cap  Growth & Income
 ----------------                    ------------- ----------- ---------------
 Total Underwriting Commissions*....  $            $             $

 October 31, 2001                    International  Large Cap  Growth & Income
 ----------------                    ------------- ----------- ---------------
 Total Underwriting Commissions**...  $  615,000   $16,975,000   $3,810,000

 October 31, 2000                    International  Large Cap  Growth & Income
 ----------------                    ------------- ----------- ---------------
 Total Underwriting Commissions***..  $1,937,257   $14,939,000   $4,137,000

--------

*  Of these totals, the following amounts were paid to PFS Distributors:
   $      , $      , and $      , for the above listed Funds, respectively.


** Of these totals, the following amounts were paid to PFS Distributors:
   $413,000, $12,194,000, and $2,753,000, for the above listed Funds, respectively.


*** Of these totals, the following amounts were paid to PFS Distributors:
    $1,150,730, $8,963,391, and $2,482,200, for the above listed Funds, respectively.


                                 SERVICE PLANS


   Class A, Class B, and Class L shares of each Fund and Class O and Class P shares of the Growth and Income Fund have a Service Plan (each, a "Service Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, a Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class A shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class B shares and Class L shares. Under the Plans, Growth and Income Fund may pay monthly fees at an annual rate not to exceed 0.70% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class O shares, and not to exceed 0.75% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class P shares. Such fees may be used to make payments to a distributor for distribution services, to service agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to a distributor, service agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by a distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales of different classes of shares.



   The Service Plans also provide that a distributor and service agents may receive any front-end sales charge as total or partial compensation for their services in connection with the sale of shares and all or a portion of any deferred sales charges paid by investors.



   The Service Plans permit the Funds to pay fees to a distributor, service agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, a Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to a distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, a distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plans for each Fund, the Trustees will review the Service Plans and the expenses for each Fund separately.

   Each Service Plan also recognizes that various service providers to the Funds, such as the manager, may make payments for distribution related expenses out of their own resources, including past profits, or, in the case of the manager, its management fees, and that the Funds' distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

   Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Company's Trustees and a majority of the Company's Trustees who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph, "qualified Trustees"). Each Service Plan requires that the Board of Trustees be provided with and review, quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified trustees is committed to the discretion of such qualified trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the Company's qualified Trustees or by a vote of a majority of the voting power of the outstanding voting securities, as defined in the 1940 Act, of that class. A Service Plan may not be amended to increase materially the amount of a class's permitted expenses thereunder without the approval of a majority of the voting power of the outstanding voting securities, as defined in the 1940 Act, of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Company will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Company will preserve such copies in an easily accessible place.


   For the fiscal year ended October 31, 2002, the aggregate expenses for the
International Fund under the Fund's Class A Plan were $       or 0.25% of the
Class A shares' average net assets; under the Class B Plan were $       or
1.00% of the Class B shares' average net assets; and under the Class L Plan
were $       or 1.00% of the Class L shares' average net assets.



   For the fiscal year ended October 31, 2002, the aggregate expenses for the
Large Cap Fund under the Class A Plan were $       or 0.25% of the Class A
shares' average net assets; under the Class B Plan were $       or 1.00% of the
Class B shares' average net assets; and under the Class L Plan were $       or
1.00% of the Class L shares' average net assets.



   For the fiscal year ended October 31, 2002, the aggregate expenses for the
Growth and Income Fund under the Fund's Class A Plan were $       or 0.25% of
the Class A shares' average net assets; under the Class B Plan were $       or
1.00% of the Class B shares' average net assets; under the Class L Plan were
$       or 1.00% of the Class L shares' average net assets; under the Class O
Plan were $       or 0.70% of the Class O shares' average net assets; and under
the Class P Plan were $       or 0.75% of the Class P shares' average net
assets.



   For the fiscal year ended October 31, 2002, the distributors and/or service agents incurred the following distribution expenses for the Funds:



                                           Printing and
                                            Mailing of  Support    Financial   Interest
Fund Name                      Advertising Prospectuses Services Professionals Expense  Total
---------                      ----------- ------------ -------- ------------- -------- -----
International.................      $           $          $           $          $       $
Large Cap.....................      $           $          $           $          $       $
Growth and Income.............      $           $          $           $          $       $

                       DETERMINATION OF NET ASSET VALUE


   The assets attributable to the shares of each class of a Fund reflect the value of separate interests in a single portfolio of securities. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class. The net asset value of the shares of each Fund is determined at 4:00 p.m., Eastern time (or at the close of the New York Stock Exchange ("NYSE"), if earlier, on each business day on which the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.


   The value of equity securities is computed by (i) valuing listed or unlisted securities for which market quotations are readily available at the prices reported by an independent pricing service, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets using fair value procedures established by and under the supervision of the Board of Trustees. Options on stocks, options on indices, futures contracts and options on futures contracts, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.


   The trading of securities on most foreign exchanges and over-the-counter-markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of securities occur between the time at which the market price is determined and the time when a Fund's net asset value is calculated, such securities may be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the Company.


   U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.


   When, in the judgment of a pricing service used by the Fund, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the service from dealers in such securities). Other investments are carried at fair value as determined by the pricing service, based on methods which include consideration of: yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the pricing service would be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the Company.



ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES AND SHAREHOLDER
                                   PROGRAMS



   As described in the Prospectus, the Funds provide you with alternative ways of purchasing shares based upon your individual investment needs.



   Each class of shares of each Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares of each Fund and Class P shares of the Growth and Income Fund automatically convert to Class A shares in eight years. In addition, shareholders in a Salomon Smith Barney Retirement Program may have special exchange rights. See "Salomon Smith Barney Retirement Programs" on page 49.



   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another.



   The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares,
(v) litigation or other legal expenses relating to a specific class of shares,
(vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.



   The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.





Class A Shares.



   Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.



   A Fund receives the entire net asset value of all Class A shares that are sold. The distributors retain the full applicable sales charge from which a distributor pays the uniform reallowances shown in the table below.



                                                                 Broker/Dealer
                                   Sales charge   Sales charge     commission
 Amount of                          as a % of       as a% of       as a % of
 your investment                  offering price your investment offering price
 ---------------                  -------------- --------------- --------------
 Less than $25,000...............      5.00%          5.26%             4.50%
 $25,000 to less than $50,000....      4.25%          4.44%             3.83%
 $50,000 to less than $100,000...      3.75%          3.90%             3.38%
 $100,000 to less than $250,000..      3.25%          3.36%             2.93%
 $250,000 to less than $500,000..      2.75%          2.83%             2.48%
 $500,000 to less than $1,000,000      2.00%          2.04%             1.80%
 $1,000,000 or more..............       -0-*            -0-*      up to 1.00%

--------

* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to the service agent whose clients make purchases of $1,000,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B, Class L, Class O and Class P shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.



   Service agents may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act of 1933, as amended. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   The initial sales charge on Class A shares may be waived in certain circumstances. See "Sales Charge Waivers and Reductions" below for more information about waivers of initial sales charges on Class A shares.



Class B Shares.



   Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.



   Commissions will be paid to service agents that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other Smith Barney mutual funds or on sales of Class B shares to investors exempt from the Deferred Sales Charge. Service agents that sell Class B shares will also receive a portion of the service fee payable under the Class B service plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them.



Class L Shares.



   Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Service agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the 13th month after purchase, service agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold. See "Deferred Sales Charge Provisions" below.



Class 1 Shares.



   Class 1 shares are offered only through PFS Accounts, and only to eligible Class 1 purchasers, at the next determined net asset value plus a sales charge, as set forth below.



                                                             Reallowed to
                                         As % of   As % of  PFS (as a % of
                                        net amount offering    offering
      Size of investment                 invested   price      price)*
      ------------------                ---------- -------- --------------
      Less than $10,000................    9.29%     8.50%       7.00%
      $10,000 but less than $25,000....    8.40%     7.75%       6.25%
      $25,000 but less than $50,000....    6.38%     6.00%       5.00%
      $50,000 but less than $100,000...    4.71%     4.50%       3.75%
      $100,000 but less than $250,000..    3.63%     3.50%       3.00%
      $250,000 but less than $400,000..    2.56%     2.50%       2.00%
      $400,000 but less than $600,000..    2.04%     2.00%       1.60%
      $600,000 but less than $5,000,000    1.01%     1.00%       0.75%
      $5,000,000 or more...............    0.25%     0.25%       0.20%

--------

* Additionally, PFS Distributors, Inc. pays to PFS Investments, Inc. ("PFS Investments") a promotional fee calculated as a percentage of the sales charge reallowed to PFS. The percentage used in the calculation is 3%.



   A distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, service agents or their affiliates may also pay for certain non-cash sales incentives provided to financial professionals. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, service agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to financial professionals that sell shares of the Company.



   Class 1 shares may be purchased at net asset value by the Primerica Plan for eligible Class 1 purchasers participating in the Primerica Plan, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than a distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Company and the shareholder paid an initial sales charge and was not subject to a Deferred Sales Charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Company may terminate, or amend the terms of, offering shares of the Company at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than a distributor. Contact Primerica at (800) 544-5445 for further information and appropriate forms.



   Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are the same as those described below under "Purchases of Shares--Cumulative Purchase Discount" and "Letter of Intent."


Class Y Shares.


   Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are generally available only to investors investing a minimum of $15,000,000.




Class O and Class P Shares.




   Class O and Class P shares are only offered by the Growth and Income Fund and may only be purchased by investors who currently hold Class O and Class P shares, respectively. The various features of Class O and Class P shares are identical to Class L and Class B shares, respectively, except that Class O and Class P shares are subject to lower distribution and service (12b-1) fees. See the prospectus of the Growth and Income Fund under "Choosing a class of shares to buy" and "Sales charges" for further information.


  General.


   Investors may purchase shares from a service agent that has entered into a sales or service agreement with a distributor concerning the Funds. In addition, certain investors, including qualified retirement plans that are customers of certain service agents, may be eligible to purchase shares directly from the Funds. When purchasing shares of a Fund, investors must specify which class they intend to purchase. Service agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with a sub-transfer agent are not subject to a maintenance fee.


PFS Accounts


   Initial purchases of shares of each Fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the sub-transfer agent for PFS Accounts, Primerica Shareholder Services ("Primerica"), P.O. Box 9662, Providence, Rhode Island 02940-9662. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to Primerica. In processing applications and investments, Primerica acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the Prospectus. If Primerica ceases to act as sub-transfer agent, a successor company named by the Company will act in the same capacity so long as the account remains open. Shares of the International Fund will be sold to new shareholders only through PFS, but existing shareholders may make additional purchases under existing arrangements.

   Shares purchased will be held in the shareholder's account by Primerica. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS Investments or the applicable sub-transfer agent.



   Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least (i) $1,000 for each account in each class (except for Systematic Investment Plan accounts), (ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gift to Minors Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1 for Simple IRAs in a Fund. Shareholders may purchase shares of a Fund through the Systematic Investment Plan on a monthly basis. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $25 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gift to Minor Account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, directors or trustees of any of the Smith Barney mutual funds, and their spouses and children. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the sub-transfer agent prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day.



   Upon completion of certain automated systems, initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact Primerica at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica at (800) 544-5445 to obtain proper wire instructions.



   Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. EST any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his or her account, he or she should decline the telephone transaction option on the account application. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. Subsequent investments by telephone may not be available if the shareholder cannot reach the applicable sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use a Fund's regular subsequent investment procedure described above.


Other Accounts




   Investors in Class A, Class B, and Class L shares may open an account in a Fund by making an initial investment of at least (i) $1,000 for each account,
(ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gift to Minor Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1 for Simple IRAs in a Fund. Shareholders may purchase shares of a Fund through the Systematic Investment Plan on a monthly basis. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $50 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gift to Minor Account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Salomon Smith Barney, and directors/trustees of any Citigroup affiliated funds, including the Smith Barney mutual funds, and their immediate family. Class Y shares are generally only available to investors investing a minimum of $15 million. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.



   Shares purchased will be held in the shareholder's account by the service agent.



   Purchase orders received by a Fund prior to the close of regular trading on the NYSE, on any day that Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a service agent prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a Fund or a Fund's agent prior to its close of business. For shares purchased through a service agent, payment for shares of a Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.



   From time to time, a Fund's distributors or the manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of a Fund. Such concessions provided by a Fund's distributors or the manager may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding a Fund, and/or other dealer-sponsored events. From time to time, a Fund's distributors or the manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. (the "NASD").



   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, a service agent or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. For PFS Accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30, and a shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $30. For all other accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by its service agent or the applicable sub-transfer agent. The Systematic Investment Plan also authorizes a service agent to apply cash held in the shareholder's account opened with the service agent or redeem the shareholder's shares of certain money market funds to make additions to the account. Additional information is available from the Funds or your service agent.



  Sales Charge Waivers and Reductions.



  Cumulative Purchase Discount.


    PFS Accounts


   The reduced sales load reflected in the sales charge tables applies to purchases of Class A and Class 1 shares of the various Funds. An aggregate investment includes all shares of all of the Funds (and any other eligible funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described below. PFS Investments must notify a distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the distributor or Primerica confirm the investor's representations concerning his holdings.





  Initial Sales Charge Waivers.


   PFS Accounts

   Purchases of Class A shares through PFS Accounts may be made at net asset value without a sales charge in the following circumstances:


      (a) sales to board members and employees of Citigroup and its subsidiaries;



      (b) sales to board members of the Smith Barney mutual funds or any other mutual funds for which members of Citigroup act as investment adviser, administrator or service agent (including retired board members); the immediate families of such persons (including the surviving spouse of a deceased board member); and to a pension, profit-sharing or other benefit plan for such persons;


      (c) sales to employees of member firms of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;

      (d) issuance to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;


      (e) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another fund of the Smith Barney mutual funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;



      (f) exchanges for Class A shares of a Fund of Class A shares of another fund of the Smith Barney mutual funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of that Fund;



      (g) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;



      (h) sales through financial professionals of service agents where the amounts invested represent the redemption proceeds from other investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, and (ii) the shareholder has paid an initial sales charge or has paid or was subject to a deferred sales charge on such redeemed shares;



      (i) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (note: subsequent investments will be subject to the applicable sales charge);



      (j) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and



      (k) purchases by investors participating in a Salomon Smith Barney fee based arrangement.


   In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


   In addition, Class A shares of a Fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of ERISA. Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Company may terminate, or amend the terms of, offering shares of the Company at net asset value to such persons at any time. Contact Primerica at (800) 544-5445 for further information and appropriate forms.

   Class A initial sales charges are also waived for the following types of investors:





    . separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts; and



    . Intergraph Corporate Stock Bonus Plan participants reinvesting distribution proceeds from the sale of the Smith Barney Appreciation Fund.





   Other Accounts





   Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances: (a) sales to (i) board members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of financial consultants or other registered representatives affiliated with Citigroup who recently joined a broker-dealer affiliated with Citigroup that has a sales agreement with a distributor concerning a Fund, if certain conditions are met;
(d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in a Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by certain investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with certain Citigroup affiliates, including Citistreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.





   Right of Accumulation. Class A shares of a Fund may be purchased by any person, as defined above, at a reduced sales charge or at the net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of that Fund and of most other Smith Barney mutual funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the Funds or the investor's service agent.




  Letter of Intent


   PFS Accounts



   A Letter of Intent applies to purchases of Class A shares of all Funds and Class 1 shares of all Funds. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the sub-transfer agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the service agent or, if not paid, the service agent will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.



   Other Accounts



   A Letter of Intent to purchase Class A shares for an amount of $25,000 or more or a Letter of Intent to purchase Class 1 shares for an amount of $10,000 or more, provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of each Fund and other Smith Barney mutual funds, offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A and Class 1 shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your service agent or the transfer agent to obtain a Letter of Intent application.







   Deferred Sales Charge Provisions. Deferred Sales Charge Shares are: (i) Class B shares; (ii) Class L shares; (iii) Class O shares of the Growth and Income Fund; (iv) Class P shares of the Growth and Income Fund; and (v) Class A shares that were purchased without an initial sales charge but subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.



   Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares and Class P shares, shares redeemed six years or later since their purchase; or (d) with respect to Class L shares, Class O shares, or Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.



   Class L Shares, Class O shares, and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares (or Class P shares of the Growth and Income Fund), the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding account statement month. The following table sets forth the rates of the charge for redemptions of Class B shares (and Class P shares of the Growth and Income Fund) by shareholders.



                                                             Deferred
        Year Since Purchase Payment Was Made               Sales Charge
        ------------------------------------               ------------
        First.............................................     5.00%
        Second............................................     4.00
        Third.............................................     3.00
        Fourth............................................     2.00
        Fifth.............................................     1.00
        Sixth and thereafter..............................     0.00

   Class B shares, and Class P shares of the Growth and Income Fund, will convert automatically to Class A shares eight years after the date of purchase payment and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B shares or Class P shares acquired through the reinvestment of dividends and distributions ("Dividend Shares") owned by the shareholder as the total number of his or her Class B or Class P shares converting at the time bears to the total number of outstanding Class B or Class P shares (other than Dividend Shares) owned by the shareholder.



   Class B shares of a Fund purchased in PFS Accounts prior to December 31, 1997 and subsequently redeemed will remain subject to the Deferred Sales Charge at the rates applicable at the time of purchase.



   The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to a Fund's distributors.



   To provide an example, assume an investor purchased 100 Class B shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of a Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount that represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.



   For the year ended October 31, 2002, Deferred Sales Charges paid for Class B shares were approximately:



                    Fund              Deferred Sales Charge
                    ----              ---------------------
                    Large Cap Growth.           $
                    Growth and Income           $
                    International....           $



  Waivers of Deferred Sales Charge.



   PFS Accounts



   For PFS Accounts, the Deferred Sales Charge generally is waived on exchanges and on redemptions of Class A and Class B shares in the circumstances described below:


      (a) Redemption Upon Disability or Death


      The Company may waive the Deferred Sales Charge on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, Primerica will require satisfactory proof of death or disability before it determines to waive the Deferred Sales Charge.

      In cases of disability or death, the Deferred Sales Charge may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the Deferred Sales Charge applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.


      (b) Redemption in Connection with Certain Distributions from Retirement Plans


      The Company may waive the Deferred Sales Charge when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, Deferred Sales Charge is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).



      With respect to PFS Accounts, the Company does not intend to waive the Deferred Sales Charge for any distributions from IRAs or other Retirement Plans not specifically described above.



      (c) Redemption Pursuant to the Company's Automatic Cash Withdrawal Plan



      A shareholder may elect to participate in an automatic cash withdrawal plan ("Withdrawal Plan") with respect to the shareholder's investment in a Fund. Under the Withdrawal Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The Deferred Sales Charge may be waived on redemptions made under the Plan.



      The amount of the shareholder's investment in a Fund at the time the election to participate in the Withdrawal Plan is made with respect to such Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a Deferred Sales Charge may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Company reserves the right to change the terms and conditions of the Withdrawal Plan and the ability to offer the Withdrawal Plan.


      (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance


      The Company reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Company may waive the Deferred Sales Charge upon such involuntary redemption.


      (e) Redemption by manager


      The Company may waive the Deferred Sales Charge when a total or partial redemption is made by the manager with respect to its investments in a Fund.

   Other Accounts




   The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares--Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption. Deferred Sales Charge waivers will be granted subject to confirmation (by service agents in the case of shareholders who hold shares through a service agent or by a sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.



   Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Funds offer Class A and Class L shares at net asset value to participating plans under the programs. There are no sales charges when a participating plan buys or sells shares.



   For plans opened on or after March 1, 2000 that are not plans for which Paychex, Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.



   For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares available is as follows:



      Class A Shares. Class A shares may be purchased by plans investing at least $1 million in any of the Smith Barney funds.



      Class L Shares. Class L shares may be purchased by plans investing less than $1 million in any of the Smith Barney funds. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:





          Retirement Programs Opened On or After June 21, 1996: If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM) Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.



          Retirement Programs Opened Prior to June 21, 1996: In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.



          Any participating plan in the Smith Barney 401(k) Program or the ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM). Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund without an initial sales charge. Any Class L shares not exchanged will continue to be subject to the distribution fee.







   Participating plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the ExecChoice(TM) Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact their service agent or the transfer agent.



   For more information, call your service agent or the transfer agent.



  Redemption of Shares.



   General. A Fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to its net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable Deferred Sales Charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.




   PFS Accounts


   Shareholders may redeem for cash some or all of their shares of a Fund at any time by sending a written request in proper form directly to Primerica at P.O. Box 9662, Providence, Rhode Island 02940-9662. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.


   The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 30 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, Company or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


   Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Please contact Primerica at (800) 544-5445 for this information. Additional documentary evidence of authority is required by Primerica in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

   A shareholder may utilize Primerica's telephone redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if:
(a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 30 days; (b) the person requesting the redemption can provide proper identification information; and (c) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. EST any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.



   After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via wire or ACH (Automated Clearing House) directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the Fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within 48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.


   Other Accounts


   If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions from the shareholder's service agent, or if the shareholder's account is not with a service agent, from the shareholder directly. The redemption proceeds, except as noted below, will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.




   Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's service agent, or by submitting a written request for redemption to:


          (Name of the Fund)


          (Specify class of shares)


          c/o PFPC Global Fund Services


          P.O. Box 9699


          Providence, Rhode Island 02940-9699.







   A written redemption request must (a) state the name of the Fund for which you are redeeming shares, (b) state the class and number or dollar amount of shares to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. A signature guarantee may also be required, however, if (i) a sub-transfer agent is instructed to mail the redemption proceeds to an address different than the address on the account, (ii) the account registration information has changed, (iii) the redemption proceeds are paid to someone other than the account owner(s) or (iv) the redemption proceeds are transferred to an account with different registration. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.



   Automatic Cash Withdrawal Plan. Each Fund offers shareholders an automatic cash withdrawal plan (the "Withdrawal Plan"), under which shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) may elect to receive cash payments of a specified amount monthly or quarterly.



   PFS Accounts



   For PFS Accounts, the amount of each withdrawal must be at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The Company reserves the right to involuntarily liquidate any shareholder's account in a Fund if the aggregate net asset value of the shares held in that Fund account is less than $500. (If a shareholder has more than one account in a Fund, each account must satisfy the minimum account size.) The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the Deferred Sales Charge at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact Primerica.



   Other Accounts





   Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares subject to a Deferred Sales Charge at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted. The Withdrawal Plan will be carried over on exchanges between Funds or classes of a Fund.



   All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. A shareholder who purchases shares directly from a Fund may continue to do so and applications for participation in the Withdrawal Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their service agent or a Fund's transfer agent.

   Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account with a service agent may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/ her initial investment in a Fund.)


   PFS Accounts


   Neither a Fund or its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.



   Redemptions. Redemption requests of up to $50,000 of any class or classes of a Fund's shares may be made by eligible shareholders by calling the transfer agent at 1-800-544-5445. Such requests may be made between 8:00 a.m. and 8:00 p.m. (EST) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.



   Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by Primerica Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such requests must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. (EST) to obtain the proper forms.



   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The transfer agent reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which such shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.



   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange requests may be made by calling Primerica at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
(EST) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.



   Additional Information regarding Telephone Redemption and Exchange Program. Neither a Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

   The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Funds normally utilize is restricted, or an emergency as determined by the SEC exists, so that disposal of the Funds' investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Funds' shareholders.



   Distributions in Kind. A Fund may make redemptions of its shares by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.



  Exchange Privilege.



   General. Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided the shareholder's service agent is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange.



   Exchanges are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.



   The Exchange Privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same class in the fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from your service agent.



   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Funds reserve the right to reject any exchange request. The Exchange Privilege may be modified or terminated at any time after written notice to shareholders.



   Class A, Class Y and Class 1 Exchanges. Class A, Class Y and Class 1 shareholders of each Fund who wish to exchange all or a portion of their shares for shares of the same class in any funds eligible for the exchange privilege may do so without imposition of any charge. Class Y shareholders may also exchange all or a portion of their shares for Class A shares in any funds eligible for the exchange privilege without imposition of any charge.



   Class L and O Exchanges. Class L and Class O shareholders who wish to exchange all or a portion of their shares for Class L shares in any funds eligible for the exchange privilege may do so without imposition of any charge.



   Class B and Class P Exchanges. Class B and Class P shareholders may exchange all or a portion of their shares for Class B shares in any funds eligible for the exchange privilege. In the event a Class B or Class P shareholder wishes to exchange all or a portion of his or her shares into any fund imposing a higher Deferred Sales Charge than that imposed by the Fund then owned, the exchanged shares will be subject to the higher applicable Deferred Sales Charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B or Class P shares of the Fund that have been exchanged.

   PFS Accounts



   Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.



   Additional Information Regarding the Exchange Privilege. The Funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund and its shareholders. Accordingly, if a Fund's management in its sole discretion determines that an investor is engaged in excessive trading, such Fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of Fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney mutual fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. A Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, a Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund's policy on excessive trading applies to investors who invest in such Fund directly or through service agents, but does not apply to any systematic investment plans described in the prospectus.



   During times of drastic economic or market conditions, a Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at a Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.



   Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.



   This Exchange Privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold Fund shares through service agents, their service agents to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.



   Determination of Public Offering Price. The public offering price for a share of any class of a Fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A, Class L and Class 1 shares. A Deferred Sales Charge, however, is imposed on certain redemptions of Class A, Class B, Class L, Class O and Class P shares.



   Involuntary Redemption of Shares. The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                        DISTRIBUTIONS AND FEDERAL TAXES

   International Fund and Large Cap Fund distribute dividends and capital gains annually; Growth and Income Fund declares and pays dividends quarterly. The per share dividends on each class will differ depending on the differences in distribution and service fees, if any, applicable to the classes. Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains (the excess of net long-term capital gain over net short-term capital loss). Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities and certain other transactions during the year over its total losses on such sales and transactions, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.

   Taxation of Fund. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. By so qualifying, a Fund will not be subject to federal income tax on amounts paid by it as dividends and distributions to shareholders in compliance with the Code's timing and other requirements. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. A Fund will be subject to a nondeductible, 4% federal excise tax if it fails to meet certain distribution requirements with respect to each calendar year, generally applicable to its ordinary (taxable) income for that year and the excess of its capital gains over its capital losses for the one-year period ended on October 31 of that year. The Funds intend generally to make distributions sufficient to avoid or minimize any liability for the excise tax. Each Fund expects to be treated as a separate entity for purposes of determining its federal tax treatment.

   Dividends or other income (including, in some cases, capital gains) received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases.

   Taxation of Shareholders. Dividends from net investment income and any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by a Fund may qualify for the 70% dividends received deduction for corporations. Qualifying dividends include only dividends attributable to dividends a Fund receives from U.S. domestic corporations with respect to stock for which the Fund satisfies applicable holding period requirements.

   The portion of the dividends received from a Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stock). The Fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related property. The dividends-received deduction will be allowed only with respect to dividends on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund.

   Receipt of dividends that qualify for the dividends-received reduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of "extraordinary dividends" from the Fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

   For federal income tax purposes, dividends declared by a Fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they are declared. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.

   A capital gain dividend (i.e., a dividend from the excess of a Fund's net long-term capital gain over its net short-term capital loss) received after the purchase of the shares of any of the Funds reduces the net asset value of the shares by the amount of the distribution and will nevertheless be subject to income taxes. The same is true of dividends treated as ordinary income, as described above. Investors may therefore wish to avoid purchasing Fund shares shortly before an anticipated dividend or capital gain dividend in order to avoid being taxed on a distribution that is economically a return of a portion of the purchase price. These capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Any loss on the sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent of any capital gain dividend paid on such shares. All dividends and distributions are taxable to the shareholder in the same manner whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

   If shares of a Fund purchased subject to a sales charge are sold or exchanged within 90 days of acquisition, and shares of the same or another Fund acquired at a reduced (or no) sales charge because of the sales charge imposed on the prior purchase, then to the extent the sales charge on the subsequent shares is so reduced or waived, the sales charge incurred on the initial purchase may not be used to determine the basis in the shares disposed of for purposes of determining tax gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the disposition of the initial shares, it is includable in the basis of the subsequent shares acquired. Additionally, any loss realized on a redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days, beginning 30 days before and ending 30 days after such disposition, including pursuant to reinvestment of dividends in Fund shares.


   Periodic withdrawals under the automatic cash withdrawal plan involve redemptions of shares, which may result in tax liability for the redeeming shareholder. Additionally, any redemption of shares is a potentially taxable transaction, even if a reinvestment privilege is later exercised.


   Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

   If eligible, the International Fund will determine whether to make an election to treat any qualified foreign income taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into consideration such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, shareholders of the Fund would be required to include their respective pro rata portions of such qualified foreign taxes in computing their taxable income and would then generally be entitled to credit such amounts against their United States federal income taxes due, if any, provided that certain holding period requirements are satisfied, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the International Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be potentially available as a credit or deduction, subject to the limitations generally applicable under the Code. The other Funds will not qualify to make this election, and consequently their shareholders will not report on their own tax returns their shares of the foreign taxes paid by these Funds nor be entitled to claim a deduction or credit.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

   Back-up Withholding. Each Fund is required to withhold and remit to the United States Treasury a percentage of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Fund with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Company that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) This back-up withholding is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

   Special Tax Rules Affecting Investments. The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are generally classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options, equity options, and certain other options or future contracts are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

   Certain transactions in options, futures contracts, or options on futures contracts may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

   The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

   The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

   The effect of the tax rules described above with respect to options and futures contracts may be to change the amount, timing and character of a Fund's income, gains and losses and therefore of its distributions to shareholders.

   These rules also generally apply to options, futures and forward contracts relating to foreign currency, except that (1) options, futures and forward contracts on certain foreign currencies are not governed by Section 1256, (2) gains and losses on foreign currency forward contracts are generally treated as ordinary income and losses, and (3) gains and losses on a Fund's foreign currency options and futures contracts that are not governed by Section 1256, if any, are generally treated as ordinary income and loss.

   Additionally, under the Code gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are treated as ordinary income or loss.

   If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Fund to its shareholders in a manner that satisfies the distribution requirements referred to above. If a Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund. A Fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

   A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies, partnerships or trusts in which the Fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund's investments in issuers in such country or
(3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so, thereby potentially generating additional taxable gain, or borrowing the necessary cash, thereby incurring interest expenses.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect, and no attempt is made to describe special tax rules that may be applicable to certain categories of shareholders, such as tax-exempt or tax-deferred entities or retirement plans, insurance companies, and financial institutions. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                            PERFORMANCE INFORMATION

   From time to time a Fund may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for each class of shares of a Fund. These figures are based on historical earnings and are not intended to indicate future performance. The Company may include comparative performance information in advertising or marketing a Fund's shares. Such performance information may include data from various industry and financial publications including: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

   The manager may waive fees and/or reimburse expenses on a voluntary basis from time to time. These waivers and/or reimbursements may be reduced or terminated at any time. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.


Yield

   A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c x d))] + 1)/6-/1], where

a   =   dividends and interest earned during the period
b   =   expenses accrued for the period (net of reimbursement)
c   =   the average daily number of shares outstanding during the period that were entitled to receive dividends
d   =   the maximum offering price per share on the last day of the period

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n/ = ERV, where:

  P =   a hypothetical initial payment of $ 1,000
  T =   average annual total return
  n =   number of years
ERV =   Ending Redeemable Value of a Hypothetical $ 1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
        (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The average annual total return (computed in the manner described in the Prospectus) for each Fund is shown in the tables below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.


  Average Annual Total Return--Large Cap Fund



                                                   Since   Inception
           Class of Shares 1-Year 5-Year 10-Year Inception   Date
           --------------- ------ ------ ------- --------- ---------
               Class 1....    %      %       %        %     4/14/87
               Class A....    %      %     N/A        %     8/18/96
               Class B....    %      %     N/A        %     8/18/96
               Class L....    %    N/A     N/A        %     9/19/00
               Class Y....  N/A    N/A     N/A      N/A           *

--------

* No Class Y shares were outstanding for the fiscal year ended October 31, 2002.

  Average Annual Total Return--Growth and Income Fund



                                                   Since   Inception
           Class of Shares 1-Year 5-Year 10-Year Inception   Date
           --------------- ------ ------ ------- --------- ---------
               Class 1....    %      %       %        %     4/14/87
               Class A....    %      %     N/A        %     8/18/96
               Class B....    %      %     N/A        %     8/18/96
               Class L....    %    N/A     N/A        %    10/09/00
               Class O....    %    N/A     N/A        %    12/08/00
               Class P....    %    N/A     N/A        %    12/08/00
               Class Y....    %    N/A     N/A        %    12/08/00



  Average Annual Total Return - International Fund



                                                   Since   Inception
           Class of Shares 1-Year 5-Year 10-Year Inception   Date
           --------------- ------ ------ ------- --------- ---------
               Class 1....    %      %     N/A        %      8/8/96
               Class A....    %      %     N/A        %     3/17/95
               Class B....    %      %     N/A        %     3/17/95
               Class L....    %    N/A     N/A        %     9/13/00
               Class Y....  N/A    N/A     N/A      N/A           *

--------

* No Class Y shares were outstanding for the fiscal year ended October 31, 2002.


   From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:


  Average Annual Total Return (After Taxes on Distributions)


P(1+T)/n/ = ATV\\D\\

   Where: P        =   a hypothetical initial payment of $1,000.
          T        =   average annual total return (after taxes on distributions)
          n        =   number of years
          ATV\\D\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption


  Average Annual Total Return (After Taxes on Distributions and Redemption)


P(1+T)/n/ = ATV\\DR\\

   Where: P         =   a hypothetical initial payment of $1,000
          T         =   average total return (after taxes on distributions and redemption)
          n         =   number of years
          ATV\\DR\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5-or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption

   The Funds may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and (c) that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

                               OTHER INFORMATION

Transfer Agent


   Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the Funds' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent, either directly or through a sub-transfer agent, maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, distributes dividends and distributions payable by the Funds and produces statements with respect to account activity for the Funds' and their shareholders. For these services, the transfer agent receives fees from the Funds computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Funds during the month and is reimbursed for out-of-pocket expenses.


Sub-Transfer Agents

   PFPC Global Fund Services, P.O. Box 9699, Providence, RI 02940-9699, serves as a sub-transfer agent to render certain shareholder recordkeeping and accounting services functions. Primerica Shareholder Services, located at P.O. Box 9662, Providence, Rhode Island 02940-9662, also serves as a sub-transfer agent to render certain shareholder recordkeeping and accounting services functions.

Custody of Assets

   Securities owned by the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in each Fund's investment portfolio, are held by State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel


   Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110.


Shareholder and Trustee Responsibility

   The Company is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Company contains an express disclaimer of shareholder liability for acts or obligations of the Company and provides for indemnification and reimbursement of expenses out of Company property for any shareholder held personally liable for the obligations of the Company. The Declaration of Trust of the Company also provides that the Company may maintain insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Company, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Company itself was unable to meet its obligations.

   The Company's Declaration of Trust further provides that obligations of the Company are not binding upon the Trustees individually but only upon the property of the Company and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Company protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

About the Company


   The Company was organized on January 29, 1987 under the laws of The Commonwealth of Massachusetts. As of December 31, 1997, the name of the Company was changed from the Common Sense Funds Trust to Concert Investment Series(R), and then to Smith Barney Investment Series on September 11, 2000. The Company is a diversified, open-end management investment company. Each Fund is a series
of the Company. Prior to          , 2002, the Smith Barney International Fund
was known as the Smith Barney International Aggressive Growth Fund. Prior to September 11, 2000, the Smith Barney Large Cap Core Fund was known as the Growth Fund, the Smith Barney Growth and Income Fund was known as the Growth and Income Fund, and the Smith Barney International Fund was known as the International Fund.


   The Company's Declaration of Trust permits the Company's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Company has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. The Company also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Company participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Company generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

   The Company may involuntarily redeem shareholders' shares at any time for any reason the Trustees of the Company deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine pursuant to adopted procedures that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

   The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

   Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Company do not have cumulative voting rights. The Company is not required to hold and has no present intention of holding annual meetings of shareholders, but the Company will hold special meetings of a Fund's shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Company's Declaration of Trust.

   The Company's Declaration of Trust provides that, at any meeting of shareholders of the Company or of any series of the Company, a shareholder servicing agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such shareholder servicing agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

   The Company, or any series or class of the Company, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Company (or of the affected series or class) voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Company (or of the affected series or class) voting as a single class. The Company or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Company may be terminated at any time by a vote of a majority of the voting power of the Company or by the Trustees by written notice to the shareholders. Any series of the Company, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Company will continue indefinitely.

   The Company's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

   The Company's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

Other Information Regarding Smith Barney Mutual Funds

   Smith Barney Mutual Funds offers more than 60 mutual funds. The Company understands that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That is why funds in the Smith Barney Mutual Fund family offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--portfolio manager driven funds

          The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--the best ideas, concentrated funds

          A series of Premier Selections funds managed by several of the most experienced and proven managers in the Smith Barney Mutual Fund family is offered. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis

          Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, the Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--a solution to funds that stray

          The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                             FINANCIAL STATEMENTS


   Semi-annual statements are furnished to shareholders and annually such statements are audited by the independent accountants. The Company's Annual Report for the fiscal year ended October 31, 2002, is incorporated herein by reference in its entirety.

                                  APPENDIX A

                 RATINGS OF BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.


   Aaa--Bonds and preferred stock that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



   Aa--Bonds and preferred stock that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high -grade bonds. They are rated lower than best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long -term risk appear somewhat larger than in "Aaa" securities.



   A--Bonds and preferred stock that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium -grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.



   Baa--Bonds and preferred stock that are rated "Baa" are considered as medium -grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



   Ba--Bonds and preferred stock that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well -assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



   B--Bonds and preferred stock that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



   Caa--Bonds and preferred stock that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



   Ca--Bonds and preferred stock that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



   C--Bonds and preferred stock that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's


   AAA--An obligor rated "AAA" has extremely strong capacity to meet its financial commitments. "AAA" is the highest Issuer Credit Rating assigned by Standard & Poor's.


   AA--An obligor rated "AA" has very strong capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.


   A--An obligor rated "A" has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher -rated categories.



   BBB--An obligor rated "BBB" has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


   BB, B, CCC, and CC--Obligors rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   Plus (+) or minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




   N.R.--An issuer designated "N.R." is not rated.



Fitch Ratings


   AAA--Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA--Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A--High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

   BBB--Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

   BB--Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

   B--Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

                           COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.


   Issuers (or supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.



   Issuers (or supporting institutions) rated "Prime-2" have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's


   A-1--An obligor rated "A-1" has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitments is extremely strong.



   A-2--An obligor rated "A-2" has satisfactory capacity to meets its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.



   A-3--An obligor rated "A-3" has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.



   B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



   C--A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.





   N.R.--An issuer designated N.R. is not rated.



Fitch Ratings



   Fitch's short-term ratings have a time horizon of less then 12 months for the most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

   Fitch's short-term ratings are as follows:

   F1--Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2--Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3--Fair credit quality. The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                            Part C. Other Information


Item 23.                   Exhibits.
                  +++      (a)      Form of Amended and Restated Declaration of
                                    Trust dated March 1, 2002.
                  +++      (b)      Amended and Restated By-Laws dated March 1,
                                    2002.
                  ****     (c)(1)   Specimen copy of certificate for Share of
                                    Beneficial Interest in Common Sense Trust
                                    for Class A shares.
                  ****     (c)(2)   Specimen copy of certificate for Share of
                                    Beneficial Interest in Common Sense Trust
                                    for Class B shares.
                  ****     (c)(3)   Specimen copy of certificate for Share of
                                    Beneficial Interest in Common Sense Trust
                                    for Class 1 shares.
                  +++      (d)      Form of Management Agreement with Smith
                                    Barney Fund Management LLC.
                  ++       (e)(1)   Form of Distribution Agreements with Salomon
                                    Smith Barney Inc. and PFS Distributors,
                                    Inc., dated June 5, 2000.
                  +        (e)(2)   Form of Dealer Agreement.
                  +        (f)(1)   Retirement Plan for Directors.
                           (f)(2)   Trustee Retirement Plan, dated June 30,
                                    2002.
                  +++      (g)      Form of Master Custodian Agreement.
                  ++++     (h)(1)   Form of Transfer Agency Agreement.
                  ++++     (h)(2)   Form of Sub-Transfer Agency Agreement.
                           (i)      Previously filed.
                           (j)      Not applicable.
                           (k)      Not applicable.
                  *        (l)(1)   Investment Letter for Common Sense Funds.
                  **       (l)(2)   Investment Letter for Common Sense II Funds
                                    dated May 2, 1994.
                  ***      (l)(3)   Investment Letter for Common Sense II
                                    Emerging Growth Fund and Common Sense II
                                    International Equity Fund.
                  +++      (m)(1)   Form of Class A Service Plan.
                  +++      (m)(2)   Form of Class B Service Plan.
                  +++      (m)(3)   Form of Class L Service Plan.
                  +++      (m)(4)   Form of Class O Service Plan.
                  +++      (m)(5)   Form of Class P Service Plan.
                  *****    (n)      Rule 18f-3 Plan.
                  ++       (p)      Code of Ethics.
                           (q)      Powers of Attorney for the Registrant.
------------------------------------

                  * Incorporated herein by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 31, 1987.

                  ** Incorporated herein by reference to Exhibit 13.2 filed with

                           Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 28, 1994.

                  *** Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 11, 1995.

                  **** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 21, 1996.

                  ***** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 1997.

                  + Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 1999.

                  ++ Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 11, 2000.

                  +++ Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2002.

                  ++++ Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 1998.





Item 24.          Persons Controlled by or under Common Control with Registrant.

                  None

Item 25.          Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 4 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc., incorporated by reference herein; and (d) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.          Business and Other Connections of the Investment Adviser

         Investment Adviser - Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC ("SBFM").

         SBFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of the officer and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Part 1 of Form ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.          Principal Underwriters.

         (a) Salomon Smith Barney Inc., a distributor for the Registrant, is the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, Citi Institutional Cash Reserves and Citi Institutional Enhanced Income Fund. Salomon Smith Barney, Inc. is also the distributor for the following funds: Salomon Brothers New York Tax Free Bond Fund, Salomon Brothers National Tax Free Bond Fund, Salomon Brothers California Tax Free Bond Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Capital Preservation Fund, Smith Barney Capital Preservation Fund II, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers Worldwide Income Fund, Salomon Brothers 2008 Worldwide Government Trust Inc, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets

Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc. and various series of unit investment trusts.

         PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:
Greenwich Street Series Funds, Smith Barney Trust II, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                          ADDRESS

Salomon Smith Barney Inc.                     388 Greenwich Street
(distributor)                                 New York, NY 10013

PFS Distributors, Inc.                        3120 Breckinridge Boulevard
(distributor)                                 Duluth, Georgia 30099

State Street Bank and Trust Company           225 Franklin Street
(custodian and fund accounting agent)         Boston, MA 02110

Citicorp Trust Bank, fsb                      125 Broad Street
(transfer agent)                              New York, NY 10004

Smith Barney Fund Management LLC              399 Park Avenue
(manager)                                     New York, NY 10022

PFPC Global Fund Services                     P.O. Box 9699
(sub-transfer agent)                          Providence, RI 02940-9699

Primerica Shareholder Services                P.O. Box 9662
(sub-transfer agent)                          Providence, RI 02940-9662


Item 29.          Management Services.

         Not applicable.

Item 30.          Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INVESTMENT SERIES, has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of December, 2002.

                                      SMITH BARNEY INVESTMENT SERIES



                                      By:  /s/ R. Jay Gerken
                                          ---------------------------------
                                          R. Jay Gerken
                                          Chairman of the Board and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 12, 2002.

Signature:                                  Title:

/s/ R. Jay Gerken                           Chairman of the Board and
---------------------------                 President
    R. Jay Gerken

/s/ Richard Peteka                          Treasurer
---------------------------
    Richard Peteka

/s/ Elliott J. Berv*                        Trustee
---------------------------
    Elliott J. Berv

/s/ Donald M. Carlton*                      Trustee
---------------------------
    Donald M. Carlton

/s/ A. Benton Cocanougher*                  Trustee
---------------------------
    A. Benton Cocanougher

/s/ Mark T. Finn*                           Trustee
---------------------------
    Mark T. Finn

/s/ Stephen Randolph Gross*                 Trustee
---------------------------
    Stephen Randolph Gross

/s/ Diana R. Harrington*                    Trustee
---------------------------
    Diana R. Harrington

/s/ Susan B. Kerley*                        Trustee
---------------------------
    Susan B. Kerley

/s/ Alan G. Merten*                         Trustee
---------------------------
    Alan G. Merten

/s/ C. Oscar Morong, Jr.*                   Trustee
---------------------------
    C. Oscar Morong, Jr.

/s/ R. Richardson Pettit*                   Trustee
---------------------------
    R. Richardson Pettit

/s/ Walter E. Robb, III*                    Trustee
---------------------------
    Walter E. Robb, III


*By:  /s/ R. Jay Gerken
      ------------------------------
        R. Jay Gerken
        Executed by R. Jay Gerken on
        Behalf of those indicated
        Pursuant to power of attorney
        Dated November 4, 2002.

                                  EXHIBIT INDEX


Exhibit No.       Description
-----------       -----------

f(2)              Trustee Retirement Plan.
(q)               Powers of Attorney for the Registrant.